As filed with the Securities and Exchange Commission on  May 1,

1997
                                Securities Act File No. 33-27352
                            Investment Company Act File No. 811-5780

--------------------------------------------------------------------------

                            SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.  20549

                                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

                  Pre-Effective Amendment No.


                  Post-Effective Amendment No.     17                      X


REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                      X


                  Amendment No.   20



                               ENDEAVOR SERIES TRUST
                (Exact Name of Registrant as Specified in Charter)

                        2101 East Coast Highway, Suite 300
                         Corona del Mar, California 92625
                       ------------------------------------
                (Address of Principal Executive Offices) (Zip Code)

         Registrant's Telephone Number, Including Are Code: (800) 854-8393
        ------------------------------------------------------------------

                                 James R. McInnis
                             -------------------------
                                     President
                               Endeavor Series Trust
       2101 East Coast Highway, Suite 300, Corona del Mar, California 92625
       --------------------------------------------------------------------
                      (Name and Address of Agent for Service)
                      ---------------------------------------

                                    Copies to:
                              Robert N. Hickey, Esq.
                             Sullivan & Worcester LLP
               1025 Connecticut Avenue, N.W. Washington, D.C. 20036
              ------------------------------------------------------

It is proposed that this filing will become effective:


 X immediately upon filing pursuant to paragraph (b) on ____________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph
         (a)(1) on ____________ pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on pursuant to paragraph (a)(2) of Rule 485

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-----------------------------------------

The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its TCW Money Market Portfolio (formerly, Money Market

Portfolio), TCW Managed Asset Allocation Portfolio (formerly, Managed Asset Allocation Portfolio), T. Rowe Price International Stock Portfolio (formerly, Global Growth Portfolio), Value Equity Portfolio (formerly, Quest for Value Equity Portfolio), Value Small Cap Portfolio (formerly, Quest for Value Small Cap Portfolio), Dreyfus U.S. Government Securities Portfolio (formerly, U.S. Government Securities Portfolio), T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Opportunity Value Portfolio and Enhanced Index Portfolio pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, (the "1940 Act"). Registrant's Rule 24f-2 Notice, on behalf of its TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Value Equity Portfolio, Value Small Cap Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Opportunity Value Portfolio and Enhanced Index Portfolio for the fiscal year ended December 31, 1996 was filed on February 27, 1997. The Registrant did not sell shares of beneficial interest for its Enhanced Index Portfolio during the fiscal year ended December 31, 1996 pursuant to such declaration and, therefore, did not file a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 pursuant to Rule 24f-2(b) of the 1940 Act.

                                    ENDEAVOR SERIES TRUST

                                     Cross Reference Sheet

                                    Pursuant to Rule 495(a)


Part A

Item          Registration Statement
 No.                Caption                       Caption in Prospectus

 1.           Cover Page                          Cover Page

 2.           Synopsis                            Not Applicable

 3.           Condensed Financial
              Information                         Financial Highlights

 4.           General Description
              of Registrant                       Cover Page; The Fund;
                                                  Investment Objectives and
                                                  Policies

 5.           Management of the Fund              The Fund; Management of
                                                  the Fund; Additional
                                                  Information

5A.           Management's Discussion
              of Fund Performance                 Not Applicable

 6.           Capital Stock and Other
              Securities                          The Fund; Dividends,
                                                  Distributions and Taxes;
                                                  Organization and
                                                  Capitalization of the
                                                  Fund; Additional
                                                  Information

 7.           Purchase of Securities
              Being Offered                       Sale and Redemption of Shares

 8.           Redemption or Repurchase            Sale and Redemption of Shares

 9.           Pending Legal Proceedings           Not Applicable

PART B


Item          Registration Statement              Caption in Statement
 No.                 Caption                      of Additional Information

10.           Cover Page                          Cover Page

11.           Table of Contents                   Table of Contents

12.           General Information and
              History                             Organization and
                                                  Capitalization of the Fund

13.           Investment Objectives and
              Policies                            Investment Objectives and
                                                  Policies

14.           Management of the Fund              Management of the Fund

15.           Control Persons and
              Principal Holders of
              Securities                          Management of the Fund

16.           Investment Advisory and
              Other Services                      Management of the Fund

17.           Brokerage Allocation and
              Other Practices                     Portfolio Transactions


18.           Capital Stock and Other
              Securities                          Organization and
                                                  Capitalization of the Fund

19.           Purchase, Redemption and
              Pricing of Securities
              Being Offered                       Net Asset Value;
                                                  Redemption of Shares

20.           Tax Status                          Taxes

21.           Underwriters                        Management of the Fund

22.           Calculation of
              Performance Data                    Performance Information

23.           Financial Statements                Financial Statements

PART C

                  The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment.

Prospectus



                                             ENDEAVOR SERIES TRUST


         Endeavor Series Trust (the "Fund") is a diversified, open-end management investment company, that offers a selection of managed investment portfolios, each with its own investment objective designed to meet different investment goals. There can be no assurance that these investment objectives will be achieved.

         This Prospectus describes the following ten portfolios currently offered by the Fund (the "Portfolios").

         *        TCW Money Market Portfolio
         *        TCW Managed Asset Allocation Portfolio
         *        T. Rowe Price International Stock Portfolio
         *        Value Equity Portfolio
         *        Dreyfus Small Cap Value Portfolio
         *        Dreyfus U.S. Government Securities Portfolio
         *        T. Rowe Price Equity Income Portfolio
         *        T. Rowe Price Growth Stock Portfolio
         *        Opportunity Value Portfolio
         *        Enhanced Index Portfolio

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         This Prospectus sets forth concisely the information about the Fund and the Portfolios that a prospective investor should know before investing. Please read the Prospectus and retain it for future reference. Additional information contained in a Statement of Additional Information also dated May 1, 1997 has been filed with the Securities and Exchange Commission and is available upon request without charge by writing or calling the Fund at the address or telephone number set forth on the back cover of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.

The date of this Prospectus is May 1, 1997.

                                     THE FUND

         Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objective and policies. The Fund currently issues shares of ten portfolios. The Trustees of the Fund may establish additional portfolios at any time.

         Shares of the Portfolios are issued and redeemed at their net asset value without a sales load and currently are offered only to various separate accounts of PFL Life Insurance Company and certain of its affiliates ("PFL") to fund various insurance contracts, including variable life insurance policies (whether scheduled premium, flexible premium or single premium policies) or variable annuity contracts. These insurance contracts are hereinafter referred to as the "Contracts." The rights of PFL as the record holder for a separate account of shares of the Portfolios are different from the rights of the owner of a Contract. The terms "shareholder" or "shareholders" in this Prospectus refer to PFL and not to any Contract owner.

         The structure of the Fund permits Contract owners, within the limitations described in the appropriate Contract, to allocate the amounts held by PFL under the Contracts for investment in the various portfolios of the Fund. See the prospectus and other material accompanying this Prospectus for a description of the Contracts, which portfolios of the Fund are available to Contract owners, and the relationship between increases or decreases in the net asset value of shares of the portfolios (and any dividends and distributions on such shares) and the benefits provided under the Contracts.

         It is conceivable that in the future it may be disadvantageous for scheduled premium variable life insurance separate accounts, flexible and single premium variable life insurance separate accounts, and variable annuity separate accounts to invest simultaneously in the Fund due to tax or other considerations. The Trustees of the Fund intend to monitor events for the existence of any irreconcilable material conflict between or among such accounts, and PFL will take whatever remedial action may be necessary.

Investment Objectives

         The Investment objectives of the Portfolios are as follows:

         TCW Money Market Portfolio (formerly, Money Market Portfolio) - seeks current income, preservation of capital and maintenance of liquidity through investment in short-term money market securities. The Portfolio's shares are neither insured by nor guaranteed by the U.S. government. The Portfolio seeks to maintain a constant net asset value of $1.00 per share although no assurances can be given that such constant net asset value will be maintained.

         TCW  Managed  Asset  Allocation  Portfolio  (formerly,   Managed  Asset
Allocation Portfolio) - seeks high total return through a managed asset allocation portfolio of equity, fixed income and money market securities.

         T. Rowe Price International Stock Portfolio - seeks long-term growth of capital through investments primarily in common stocks of established non-U.S. companies.

         Value Equity Portfolio (formerly, Quest for Value Equity Portfolio) - seeks long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.

         Dreyfus Small Cap Value Portfolio (formerly known as the Value Small Cap Portfolio and prior to that the Quest for Value Small Cap Portfolio) - seeks capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $750 million, provided that under normal market conditions at least 75% of the Portfolio's investments will be in equity securities of companies with capitalizations at the time of purchase between $150 million and $1.5 billion.

         Dreyfus U.S. Government Securities Portfolio (formerly, U.S. Government Securities Portfolio) - seeks as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 65% of its assets in U.S. government debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         T. Rowe Price Equity Income Portfolio - seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

         T. Rowe Price Growth Stock Portfolio - seeks long-term growth of capital and to increase dividend income through investment primarily in common stocks of well-established growth companies.

         Opportunity Value Portfolio - seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based upon the Portfolio Adviser's assessment of relative values.

         Enhanced Index Portfolio - seeks to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (the "S&P 500 Index") while maintaining a volatility of return similar to the S&P 500
Index.

                                             FINANCIAL HIGHLIGHTS

         The following tables are based on a Portfolio share outstanding throughout each period and should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report dated December 31, 1996 which is incorporated by reference into the Statement of Additional Information. The financial statements contained in the Fund's Annual Report have been audited by Ernst & Young LLP, independent auditors, whose report appears in the Annual Report. Additional information concerning the performance of the Fund is included in the Annual Report which may be obtained without charge by writing the Fund at the address on the back cover of this Prospectus.

TCW MONEY MARKET PORTFOLIO*



                               Year              Year                  Year
                               Ended             Ended                 Ended
                               12/31/96          12/31/95              12/31/94
Operating
Performance:

Net asset
value,
beginning of
period                         $1.00             $1.00                 $1.00
Net investment
income#                        0.0479            0.0540                0.0337

Distributions:

Dividends from
net investment
income                         (0.0479)          (0.0540)              (0.0336)

Distributions
from net
realized
capital gains                   ---              -----                 (0.0001)

Total
distributions                  (0.0479)          (0.0540)              (0.0337)

Net asset
value, end of
period                         $1.00             $1.00                 $1.00

Total return++                 4.91%             5.54%                 3.41%

Ratios to average net
assets/supplemental data:

Net assets,
end of period
(in 000's)                     $41,545           $27,551               $20,766

Ratio of net
investment
income to
average net
assets                         4.81%             5.37%                 3.58%

Ratio of
operating
expenses to
average net
assets**                       0.60%             0.60%                 0.85%

                                            ======================



                               Year             Year                  Period
                               Ended            Ended                 Ended
                               12/31/93         12/31/92              12/31/91*
Operating
Performance:

Net asset
value,
beginning of
period                         $1.00            $1.00                 $1.00

Net investment
income#                        0.0218           0.0287                0.0377

Distributions:

Dividends from
net investment
income                         (0.0218)         (0.0287)              (0.0377)

Distributions
from net
realized
capital gains                  -----            -----                 -----

Total
distributions                  (0.0218)         (0.0287)              (0.0377)

Net asset
value, end of
period                         $1.00            $1.00                 $1.00

Total return++                 2.19%            2.90%                 3.84%

Ratios to average
net assets/supple-
 mental data:

Net assets,
end of period
(in 000's)                     $12,836          $4,527                $1,907

Ratio of net
investment
income to
average net
assets                         2.19%            2.84%                 5.02%+

Ratio of
operating
expenses to
average net
assets**                       0.99%            0.91%                 0.00%+
------------------

*        Effective  May 1,  1996,  the name of the Money  Market  Portfolio  was
         changed  to  TCW  Money  Market  Portfolio.   The  Portfolio  commenced
         operations on April 8, 1991.

** Annualized operating expense ratios before waiver of fees and/or reimbursement of expenses by investment manager for the years ended December 31, 1993, December 31, 1992 and the period ended December 31, 1991 were 1.23%, 2.37% and 8.48%, respectively.

+        Annualized.

++ Total return represents the aggregate total return for the periods indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of PFL or the Contracts.

# Net investment income/(loss) before fees waived and/or reimbursement of expenses by investment manager for the years ended December 31, 1993, December 31, 1992 and the period ended December 31, 1991 were $0.0195, $0.0140 and $(0.0259), respectively.

TCW MANAGED ASSET ALLOCATION PORTFOLIO*




                               Year               Year             Year
                               Ended              Ended            Ended
                               12/31/96           12/31/95         12/31/94+++

Operating
Performance:

Net asset
value,
beginning of
period                         $16.28             $13.48           $14.30

Net investment
income#                        0.27               0.33             0.28

Net realized
and unrealized
gain/(loss) on
investments                    2.61               2.72             (1.03)

Net increase/
(decrease) in
net assets

resulting from

investment
operations                     2.88               3.05             (0.75)

Distributions:

Dividends from
net investment
income                         (0.32)             (0.25)           (0.07)

Net asset
value, end of
period                         $18.84             $16.28           $13.48

Total Return++                 17.82%             22.91%           (5.28)%

Ratios to
average net
assets/
supplemental
data:

Net assets,
end of period
(in 000's)                     $240,210           $198,876         $172,449

Ratio of net
investment
income to
average net
assets                         1.59%              2.12%            2.03%

Ratio of
operating
expenses to
average net
assets**                       0.85%%             0.84%            0.90%

Portfolio
turnover rate                  58%                93%              67%

Average
commission
rate (per
share of
security) (a)                  $0.0041            ---              ---

                                     ====================================




                               Year                Year              Period
                               Ended               Ended             Ended
                               12/31/93+++         12/31/92+++       12/31/91*

Operating
Performance:

Net asset
value,
beginning of
period                         $12.31              $11.37            $10.00

Net investment
income#                        0.23                0.24              0.10

Net realized
and unrealized
gain/(loss) on
investments                    1.84                0.77              1.27

Net increase/
(decrease) in
net assets

resulting from

investment
operations                     2.07                1.01              1.37

Dividends from
net investment
income                         (0.08)              (0.07)            ---

Net asset
value, end of
period                         $14.30              $12.31            $11.37

Total Return++                 16.79%              9.01%             13.70%

Ratios to
average net
assets/
supplemental
data:

Net assets,
end of period
(in 000's)                     $96,657             $14,055           $4,247

Ratio of net
investment
income to
average net
assets                         1.71%               2.11%             4.54%+

Ratio of
operating
expenses to
average net
assets**                       1.12%               1.18%             0.00%+

Portfolio
turnover rate                  67%                 50%               61%

Average
commission
rate (per
share of
security) (a)                  ---                 ---               ---

---------------
* Effective May 1, 1996, the name of the Managed Asset Allocation Portfolio was changed to TCW Managed Asset Allocation Portfolio. The Portfolio commenced operations on April 8, 1991.

** Annualized operating expense ratios before waiver of fees and/or reimbursement of expenses by investment manager for the year ended December 31, 1992 and the period ended December 31, 1991 were 1.73% and 5.18%, respectively.

+        Annualized.

++       Total  return  represents   aggregate  total  return  for  the  periods
         indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of PFL or the Contracts.

+++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for this period since use of the undistributed method does not accord with results of operations.

# Net investment income/(loss) before fees waived and/or reimbursement of expenses by investment manager for the year ended December 31, 1992 and the period ended December 31, 1991 were $0.18 and $(0.01), respectively.

(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO*



                          Year                    Year            Year
                          Ended                   Ended           Ended
                          12/31/96+++             12/31/95##      12/31/94

Operating
Performance:

Net asset value,
beginning of
period                    $12.19                  $11.31          $11.99

Net investment
income/(loss)#            0.09                    0.09            (0.02)

Net realized and
unrealized
gain/(loss) on
investments               1.76                    1.06            (0.66)

Net increase/
(decrease) in
net assets

resulting from

investment
operations                1.85                    1.15            (0.68)

Distributions:

Dividends from
net investment
income                    (0.09)                  ---             ---

Distributions
from net
realized gains            (0.00)***               (0.27)          ---



                                       -

Total
Distributions             (0.09)                  (0.27)          ---

Net asset value,
end of period             $13.95                  $12.19          $11.31

Total return++            15.23%                  10.37%          (5.67)%

Ratios to
average net
assets/
supplemental
data:

Net assets, end
of period (in
000's)                    $134,435                $92,352         $84,102

Ratio of net
investment
income/(loss) to
average net

assets                    0.73%                   0.81%           (0.16  )
                                                                  %

Ratio of
operating
expenses to
average net
assets**                  1.18%                   1.15%           1.16%

Portfolio
turnover rate             11%                     111%            88%

Average
commission rate
(per share of
security) (a)             $0.0024                 ---               ---

                                ===============================

                          Year               Year                     Period
                          Ended              Ended                    Ended
                          12/31/93+++        12/31/92+++              12/31/91*
Operating
Performance:

Net asset value,
beginning of
period                    $10.12             $10.52                     $10.00

Net investment
income/(loss)#            (0.04)             0.00***                    0.06

Net realized and
unrealized
gain/(loss) on
investments               1.91               (0.38)                     0.46

Net increase/
(decrease) in
net assets

resulting from

investment
operations                1.87               (0.38)                     0.52

Distributions:

Dividends from
net investment
income                    ---                (0.02)                     ---

Distributions
from net
realized gains            ---                ---                        ---

Total
Distributions             ---                (0.02)                     ---



                                       -

Net asset value,
end of period             $11.99             $10.12                     $10.52

Total return++            18.48%             (3.61)%                    5.20%

Ratios to
average net
assets/
supplemental
data:

Net assets, end
of period (in
000's)                    $52,777            $6,305                     $3,200

Ratio of net
investment
income/(loss) to
average net

assets                    (0.31  )%          0.01%                      3.18%+


Ratio of
operating
expenses to
average net
assets**                  1.52%              1.43%                      0.00%+

Portfolio
turnover rate             37%                34%                        0%

Average
commission rate
(per share of
security) (a)             ---                ---                        ---

-----------------
* Effective March 24, 1995, the name of the Global Growth Portfolio was changed to T. Rowe Price International Stock Portfolio and the investment objective was changed from investment on a global basis to investment on an international basis (i.e., in non-U.S. companies). The Portfolio commenced operations on April 8, 1991.

** Annualized operating expense ratios before waiver of fees and/or reimbursement of expenses by investment manager for the year ended December 31, 1992 and the period ended December 31, 1991 were 2.10% and 6.83%, respectively.

***      Amount represents less than $0.01 per share.

+        Annualized.

++       Total  return  represents   aggregate  total  return  for  the  periods
         indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of PFL or the Contracts.

+++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for this period since use of the undistributed method does not accord with results of operations.

# Net investment loss before fees waived and/or reimbursement of expenses by investment manager for the year ended December 31, 1992 and the period ended December 31, 1991 were $(0.07) and $(0.07), respectively.

## Rowe Price-Fleming International, Inc. became the Portfolio's Adviser effective January 3, 1995.

(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.

VALUE EQUITY PORTFOLIO*


                        Year             Year        Year          Period
                        Ended            Ended       Ended         Ended
                        12/31/96+++      12/31/95    12/31/94      12/31/93*+++

Operating
Performance:

Net asset value,
beginning of
period                  $14.23           $10.69      $10.28        $10.00

Net investment
income#                 0.20             0.15        0.09          0.05

Net realized and
unrealized gain
on investments          3.15             3.52        0.33          0.23

Net increase in
net assets

resulting from

investment
operations              3.35             3.67        0.42          0.28

Distributions:

Dividends from
net investment
income                  (0.13)           (0.09)      (0.01)        ---

Distributions
from net
realized gains          (0.24)           (0.04)      ---           ---

Total
distributions           (0.37)           (0.13)      (0.01)        ---

Net asset value,
end of period           $17.21           $14.23      $10.69        $10.28

Total return++          23.84%           34.59%      4.09%         2.80%

Ratios to
average net
assets/
supplemental
data:

Net assets, end
of period (in
000's)                  $127,927         $68,630     $32,776       $11,178

Ratio of net
investment
income to
average net
assets                  1.29%            1.56%       1.31%         0.84%+

Ratio of
operating
expenses to
average net
assets**                0.91%            0.86%       1.02%         1.30%+

Portfolio
turnover rate           27%              28%         56%           1%

Average
commission rate
(per share of
security)(a)            $0.0569          ---         ---           ---

-----------------------
*        Effective May 1, 1996, the name of the Quest for Value Equity Portfolio
         was  changed  to  Value  Equity  Portfolio.   The  Portfolio  commenced
         operations on May 27, 1993.

** Annualized expense ratio before waiver of fees by investment manager for the period ended December 31, 1993 was 2.10%.

+        Annualized.

++       Total  return  represents   aggregate  total  return  for  the  periods
         indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of PFL or the Contracts.

+++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for this period since use of the undistributed method did not accord with results of operations.

# Net investment income before fees waived by investment manager for the period ended December 31, 1993 was $0.00.

(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.

DREYFUS SMALL CAP VALUE PORTFOLIO*




                     Year               Year         Year          Period
                     Ended              Ended        Ended         Ended
                     12/31/96+++##      12/31/95     12/31/94+++   12/31/93*+++

Operating
Performance:

Net asset
value,
beginning of
period               $12.22             $10.98       $11.18        $10.00

Net investment
income#              0.12               0.15         0.10          0.22

Net realized
and unrealized
gain/(loss) on
investments          2.95               1.36         (0.30)        0.96

Net increase/
(decrease) in
net assets

resulting from

investment
operations           3.07               1.51         (0.20)        1.18

Distributions:

Dividends from
net investment
income               (0.14)             (0.10)       ---           ---

Distributions
from net
realized gains       (0.46)             (0.17)       ---           ---

Total
distributions        (0.60)             (0.27)       ---           ---

Net asset
value, end of
period               $14.69             $12.22       $10.98        $11.18

Total return++       25.63%             14.05%       (1.79)%       11.80%

Ratios to
average net
assets/
supplemental
data:

Net assets,
end of period
(in 000's)           $85,803            $52,597      $35,966       $12,699

Ratio of net
investment
income to
average net
assets               0.95%              1.56%        0.89%         3.98%+

Ratio of
operating
expenses to
average net
assets**             0.92%              0.87%        1.03%         1.30%+

Portfolio
turnover rate        171%               75%          77%           41%

Average
commission
rate (per
share of
security) (a)        $0.0539            ---          ---           ---

-----------------------

* Effective October 29, 1996, the name of the Value Small Cap Portfolio was changed to Dreyfus Small Cap Value Portfolio. On May 1, 1996, the name of the Quest for Value Small Cap Portfolio was changed to Value Small Cap Portfolio. The Portfolio commenced operations on May 4, 1993.

** Annualized operating expense ratio before waiver of fees by investment manager for the period ended December 31, 1993 was 2.10%.

+        Annualized.

++       Total  return  represents   aggregate  total  return  for  the  periods
         indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of PFL or the Contracts.

+++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for this period since use of the undistributed method did not accord with results of operations.

# Net investment income before fees waived by investment manager for the period ended December 31, 1993 was $0.18.

## The Dreyfus Corporation became the Portfolio's Adviser effective September 16, 1996.

(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.

DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO*



                                Year                Year          Period
                                Ended               Ended         Ended
                                12/31/96+++         12/31/95      12/31/94*+++
Operating performance:

Net asset value,
beginning of period             $11.39              $9.96         $10.00

Net investment income#          0.62                0.30          0.24

Net realized and
unrealized gain/(loss)
on investments                  (0.44)              1.25          (0.28)

Net increase/(decrease)
in net assets resulting
from investment
operations                      0.18                1.55          (0.04)

Distributions:

Dividends from net
investment income               (0.22)              (0.12)        ---

Distributions from net
realized gains                  (0.12)              ---           ---

Total distributions             (0.34)              0.12)         ---

Net asset value, end of
period                          $11.23              $11.39        $9.96

Total return++                  1.81%               15.64%        (0.40)%

Ratios to average net
assets/supplemental
data:

Net assets, end of
period (in 000's)               $24,727             $12,718       $3,505

Ratio of net investment
income to average net
assets                          5.68%               5.58%         4.14%+

Ratio of operating
expenses to average net
assets**                        0.82%               0.84%         0.78%+

Portfolio turnover rate         222%                161%          100%

------------------------
* Effective May 1, 1996, the name of the U.S. Government Securities Portfolio was changed to Dreyfus U.S. Government Securities Portfolio. The Portfolio commenced operations on May 13, 1994.

**       Annualized   operating   expense   ratio  before  waiver  of  fees  and
         reimbursement of expenses by investment manager for the period ended December 31, 1994 was 1.83%.

+        Annualized.

++       Total  return  represents   aggregate  total  return  for  the  periods
         indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of PFL or the Contracts.

+++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for this period since use of the undistributed method did not accord with results of operations.

# Net investment income before fees waived and reimbursement of expenses by investment manager for the period ended December 31, 1994 was $0.18.

T. ROWE PRICE EQUITY INCOME PORTFOLIO



                                 Year                             Year
                                 Ended                            Ended
                                 12/31/96+++                      12/31/95*+++

Operating performance:

Net asset value,
beginning of year                $13.05                           $10.00

Net investment income            0.41                             0.34

Net realized and
unrealized gain on
investments                      2.17                             2.71

Net increase in net
assets resulting from
investment operations            2.58                             3.05

Distributions:

Dividends from net
investment income                (0.10)                           ---

Distribution from net
realized gains                   (0.04)                           ---


Total distributions              (0.14)                           ---


Net asset value, end
of year                          $15.49                           $13.05

Total return++                   19.88%                           30.50%

Ratios to average net
assets/supplemental
data:

Net assets, end of
year (in 000's)                  $78,251                          $21,910

Ratio of net
investment income to
average net assets               2.89%                            3.24%+

Ratio of operating
expenses to average
net assets                       0.96%                            1.15%+

Portfolio turnover
rate                             19%                              16%

Average commission
rate (per share of
security) (a)                    $0.0396                          ---

--------------------------
*        The Portfolio commenced operations on January 3, 1995.

+        Annualized.

++       Total  return  represents   aggregate  total  return  for  the  periods
         indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of PFL or the Contracts.

+++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.

T. ROWE PRICE GROWTH STOCK PORTFOLIO



                                  Year                            Year
                                  Ended                           Ended
                                  12/31/96+++                     12/31/95*+++

Operating performance:

Net asset value,
beginning of year                 $13.72                          $10.00

Net investment income             0.11                            0.08

Net realized and
unrealized gain on
investments                       2.71                            3.64

Net increase in net
assets resulting from
investment operations             2.82                            3.72

Distributions:

Dividends from net
investment income                 (0.01)                          ---

Distributions from net
realized gains                    (0.24)                          ---

Total distributions               (0.25)                          ---

Net asset value, end
of year                           $16.29                          $13.72

Total return++                    20.77%                          37.20%

Ratios to average net
assets/supplemental
data:

Net assets, end of
year (in 000's)                   $59,732                         $21,651

Ratio of net
investment income to
average net assets                0.75%                           0.69%+

Ratio of operating
expenses to average
net assets                        1.01%                           1.26%+

Portfolio turnover                44%                             64%
rate

Average commission
rate (per share of
security) (a)                     $0.0385                         ---

--------------------
*        The Portfolio commenced operations on January 3, 1995.

+        Annualized.

++       Total  return  represents   aggregate  total  return  for  the  periods
         indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of PFL or the Contracts.

+++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.

OPPORTUNITY VALUE PORTFOLIO




                                 Three Months                       Period
                                 Ended 3/31/97                      Ended
                                 (Unaudited)+++                     12/31/96*


Operating performance:

Net asset value,

beginning of                     $10.06                             $10.00
period


Net investment

income (loss)#              0.05                                    0.00##

Net realized and
unrealized gain (loss)
on investments                   (0.09)                             0.06

Net increase
(decrease) in net
assets resulting from
investment operations            (0.04)                             0.06


Net asset value, end

of period                        $10.02                             $10.06

Total return++                   (0.04)%                            0.60%


Ratios to average net
assets/supplemental
data:

Net assets, end of

 period (in 000's)               $5,167                             $701

Ratio of net
investment  income
(loss) to average
net assets
                                 1.97%+                             (1.09)%+


Ratio of operating

expenses to average              1.30%+                             1.30%+
net assets**


Portfolio turnover

rate                             4%                                 0%


Average commission
rate (per share of

security) (a)                    $0.0564                            $0.0600


-----------------

*        The Portfolio commenced operations on November  18,
         1996.


** Annualized operating expense ratio before waiver/reimbursement by investment manager for the period ended December 31, 1996 was 12.69%.

+        Annualized.


++       Total  return  represents   aggregate  total  return  for  the  periods
         indicated. The total return of the Portfolio does not reflect the charges against the separate accounts of PFL or the Contracts.

+++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with the results of operations.


# Net investment loss before waiver/reimbursement of expenses by investment manager for the period ended December 31, 1996 was ($0.04).

##       Amount represents less than $(0.01) per share.

(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.

                                             --------------------

         Endeavor Investment Advisers (the "Manager") has agreed, until terminated by the Manager, to assume expenses of the Portfolios that exceed the rates stated below. This has the effect of lowering each Portfolio's expense ratio and of increasing returns otherwise available to investors at the time such amounts are assumed. While this arrangement is in effect, the Manager pays all expenses of the Portfolios to the extent they exceed the following percentages of a Portfolio's average net assets: TCW Money Market - .99%, TCW Managed Asset Allocation - 1.25%, T. Rowe Price International Stock - 1.53%, Value Equity - 1.30%, Dreyfus Small Cap Value -1.30%, Dreyfus U.S. Government Securities - 1.00%, T. Rowe Price Equity Income - 1.30%, T. Rowe Price Growth Stock - 1.30%, Opportunity Value - 1.30% and Enhanced Index - 1.30%.

         The offering of shares of the Enhanced Index Portfolio is expected to commence on or about the date of this Prospectus. Accordingly, no financial highlight data is available for shares of this Portfolio.

                                      INVESTMENT OBJECTIVES AND POLICIES

         The following is a brief description of the investment objectives and policies of the Portfolios. The investment objective and the policies of each Portfolio other than those listed under the caption "Investment Restrictions" in the Statement of Additional Information are not fundamental policies and may be changed by the Trustees of the Fund without the approval of shareholders. Certain portfolio investments and techniques discussed below are described in greater detail in the Statement of Additional Information. Due to the uncertainty inherent in all investments, there can be no assurance that the Portfolios will be able to achieve their respective investment objectives.

TCW Money Market Portfolio

         The investment objective of the TCW Money Market Portfolio is to provide current income, preservation of capital and liquidity through investment in short-term money market securities.

         The Portfolio seeks to maintain a constant net asset value of $1.00 per share. If the Trustees believe that the extent of any deviation from a $1.00 price per share may result in material dilution or other unfair results to shareholders, they will take such steps as they consider appropriate to eliminate or reduce these consequences to the extent reasonably practicable. This may include selling portfolio securities prior to maturity, shortening the average maturity of the Portfolio, withholding or reducing dividends, redeeming shares in kind, reducing the number of the Portfolio's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

         The Portfolio expects to invest in the following types of money market securities:

         * securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities ("U.S. government securities");

         * certificates of deposit, bankers' acceptances and other obligations issued or guaranteed by bank holding companies in the United States and their subsidiaries;

         * U.S. dollar denominated obligations ("Eurodollar obligations") of bank holding companies in the
                  United            States, their subsidiaries and their
                  foreign branches or of the International Bank for Reconstruction and Development (also known as the World Bank);

         * commercial paper and other short-term obligations of, and variable amount master demand notes and variable rate notes issued by U.S. and foreign corporations; and

         *        repurchase agreements (see "Investment Strategies").

         Investment Criteria. With respect to investments in money market securities, in accordance with applicable regulations of the Securities and Exchange Commission, the Portfolio will:

  ~ invest only in high quality money market instruments that present minimal credit risks;

  ~ invest only in money market instruments with remaining or implied maturities of thirteen months or less; and

  ~ maintain an average dollar weighted maturity of the Portfolio's investments of 90 days or less.

         The Portfolio will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by nationally recognized statistical rating organizations ("NRSROs") such as "A-1" by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") or "Prime-1" by Moody's Investors Service, Inc. ("Moody's"), or if not rated, determined to be of comparable quality by the Portfolio's Adviser (as hereinafter defined); provided, that up to 5% of the Portfolio's total assets may be invested in instruments assigned the second highest quality ratings such as "A-2" or "Prime-2", or if not rated, determined to be of comparable quality by the Portfolio's Adviser. For a description of the NRSROs and their ratings, see the Appendix attached to the Statement of Additional Information.

         The Portfolio may not invest in the securities of any one issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided, that this limitation does not apply to U.S. government securities or to repurchase agreements secured by such securities and that with respect to 25% of the Portfolio's total assets more than 5% may be invested in securities of any one issuer for three business days after the purchase thereof if the securities have been assigned the highest quality ratings by NRSROs, or if not rated, have been determined to be of comparable quality by the Portfolio's Adviser. With respect to U.S. government securities, the Portfolio will not invest more than 55% of its assets in securities issued or guaranteed by the U.S. Treasury or any single U.S. government agency or instrumentality. See "Investment Restrictions" in the Statement of Additional Information for a further description of the Portfolio's investment criteria.

         U.S. Government Securities. Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and instrumentalities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Small Business Administration), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.

         Other Money Market Securities. Other money market securities in which the Portfolio may invest include U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the United States, their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

         Obligations of the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed but unpaid commitments of its member countries. There can be no assurance that these commitments will be undertaken or complied with in the future.

         The other money market securities in which the Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations the Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that the Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the Portfolio will be regarded as illiquid.

         Other money market securities in which the Portfolio may invest also include bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by the Portfolio will be regarded as an illiquid security. See "Investment Restrictions" in the Statement of Additional Information.

     Foreign Securities. The Portfolio may invest up to 10% of its total assets in the securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). Because the Portfolio may invest in foreign securities, investment in the Portfolio involves investment risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. domestic issuers. Such risks may include adverse future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities held in the Portfolio, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on securities in the Portfolio. There may also be less publicly available information about a foreign issuer than about a domestic issuer and foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers.

         The Portfolio may employ certain investment strategies which are described under the caption "Investment Strategies" below and in the Statement of Additional Information.

TCW Managed Asset Allocation Portfolio

         The investment objective of the TCW Managed Asset Allocation Portfolio is to provide high total return through a managed asset allocation portfolio of equity, fixed income and money market securities. The Portfolio seeks to achieve its objective by investing primarily in securities issued by United States companies.

         The composition of the Portfolio's investments will be based on the determination by the Portfolio's Adviser of the appropriate weighting for each asset class and will be adjusted periodically. In making adjustments to the asset allocation, the Portfolio's Adviser will use its asset allocation model and will integrate its view of the expected returns for each asset class, conditions in the stock, bond and money markets, interest rate and corporate earnings growth trends, and economic conditions.

         The asset class weightings may theoretically range from 0% to 100%, although the Portfolio's Adviser expects these extremes to be reached rarely, if at all, for any class. The Portfolio will be "rebalanced" or checked for possible reallocation monthly or more often if market conditions demand.

         The equity portion of the Portfolio will be invested in a diversified selection of equity securities of established companies in sound financial condition. The equity securities in which the Portfolio will be invested may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and warrants. The Portfolio's Adviser will strive to achieve total returns from dividends and capital gains in excess of those from broadly-based stock market indices, but will not incur excessive risk of loss to do so.

         The fixed income portion of the Portfolio will be invested in taxable securities including securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, collateralized mortgage obligations that are issued or guaranteed by the U.S. government or its agencies or instrumentalities or that are collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality and high grade corporate and mortgage-backed bonds with maturities typically ranging from 2 to 30 years. The weighted average maturity of such investments will generally range from 3 to 10 years and securities will, at time of purchase, have ratings within the four highest rating categories established by Moody's, Standard & Poor's, or a similar NRSRO or if not rated, be of comparable quality as determined by the Portfolio's Adviser. The NRSROs' descriptions of these bond ratings are set forth in the Appendix to the Statement of Additional Information. Securities rated in the fourth highest category may have speculative characteristics; changes in economic or business conditions are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade bonds. Like the three highest grades, however, these securities are considered investment grade.

         Mortgage-backed bonds have yield and maturity characteristics corresponding to the underlying mortgage loans. Thus, for example, unlike other bonds, which pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on mortgage-backed bonds include both interest and a partial repayment of principal. Fluctuating prepayments of principal may result from the refinancing or foreclosure of the underlying mortgage loans. Although maturities of the underlying mortgage loans range up to 30 years, such prepayments may shorten the effective maturities. Because of the prepayment feature, mortgage-backed bonds may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. This is caused by the need to reinvest repayments of principal generally and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, mortgage-backed bonds may have less potential for capital appreciation during periods of declining interest rates than other investments of comparable maturities, while having a comparable risk of decline during periods of rising interest rates.

         Foreign Securities. The Portfolio may invest up to 10% of its total assets in equity securities (payable in U.S. dollars) of foreign issuers in developed countries. Because the Portfolio may invest in foreign securities, investment in the Portfolio involves investment risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Such risks may include adverse future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities held in the Portfolio, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on securities in the Portfolio. There may also be less publicly available information about a foreign issuer than about a domestic issuer and foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers.

         The cash portion of the Portfolio will be invested in the same portfolio securities that are eligible for investment by the TCW Money Market Portfolio described above. The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

T. Rowe Price International Stock Portfolio

         The T. Rowe Price International Stock Portfolio was formerly known as the Global Growth Portfolio. Effective March 24, 1995, the name of the Global Growth Portfolio was changed to T. Rowe Price International Stock Portfolio and the Portfolio's investment objective was changed from seeking long-term capital appreciation through a policy of investing in small capitalization common stocks and their convertible equivalents on a global basis to the investment objective and policies set forth below.

         The investment objective of the T. Rowe Price International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established non-U.S. companies.

         Over the last 30 years, many foreign economies have grown faster than the United States' economy, and the return from equity investments in these countries has often exceeded the return on similar investments in the United States. Moreover, there has normally been a wide and largely unrelated variation in performance between international equity markets over this period. Although there can be no assurance that these conditions will continue, the Portfolio's Adviser, within the framework of diversification, seeks to identify and invest in companies participating in the faster growing foreign economies and markets. The Adviser believes that investment in foreign securities offers significant potential for long-term capital appreciation and an opportunity to achieve investment diversification.

         The Adviser intends to invest substantially all of the Portfolio's assets outside the United States and diversify investments broadly among countries throughout the world developed, newly industrialized and emerging - by having at least five different countries represented in the Portfolio. The Portfolio may invest in countries of the Far East and Europe as well as South Africa, Australia, Canada, and other areas (including developing countries). Further, not more than 20% of the Portfolio's net asset value will be invested in securities of issuers located in any one country with the exception of issuers located in Australia, Canada, France, Japan, the United Kingdom or Germany (where the investment limitation is 35%). In addition, the Adviser will consider factors applicable to United States investors in making investment decisions for the Portfolio.

         In seeking its objective, the Portfolio invests primarily in common stocks of established foreign companies which have, in the Adviser's opinion, the potential for growth of capital. However, the Portfolio may also invest in a variety of other equity related securities such as preferred stocks, warrants and convertible securities, as well as corporate and governmental debt securities, when considered consistent with the Portfolio's investment objective and program. The Portfolio may also invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The Portfolio's investment in these funds is subject to the provisions of the Investment Company

Act of 1940 (the "1940 Act"). If the Portfolio invests in such investment funds, the Portfolio's shareholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and the fees of the investment manager), but also will bear indirectly similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium of their net asset value. Under normal conditions, the Portfolio's investments in securities other than common stocks is limited to no more than 35% of its total assets.

         In determining the appropriate distribution of investments among various countries and geographic regions, the Portfolio's Adviser ordinarily considers the following factors: prospects for relative economic growth between foreign countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors.

         In analyzing companies for investment, the Adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their market place. While current dividend income is not a prerequisite in the selection of portfolio companies, the companies in which the Portfolio invests normally will have a record of paying dividends, and will generally be expected to increase the amounts of such dividends in future years as earnings increase. It is expected that the Portfolio's investments will ordinarily be traded on exchanges located at least in the respective countries in which the various issuers of such securities are principally based.

         In the event that future economic or financial conditions abroad adversely affect equity securities, or stocks are considered overvalued, or the Portfolio's Adviser believes that investing for defensive purposes is appropriate, or in order to meet anticipated redemption requests, the Portfolio may invest part or all of its assets in U.S. government securities, investment-grade debt obligations of U.S. companies and high quality (within the two highest rating categories assigned by a NRSRO) short-term debt securities (with remaining maturities of one year or less) including certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements.

         The international objectives of the Portfolio allow investors an opportunity to achieve potentially higher returns, reflecting participation in countries and economies with higher growth rates than those available domestically. However, foreign investments involve certain risks that are not present in domestic securities. Because the Portfolio intends to purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Portfolio's assets and the Portfolio's income. In addition, although a portion of the Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Portfolio's income has been earned and computed in U.S. dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

         The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolio will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the values of foreign fixed income investments will fluctuate in response to changes in U.S. and foreign interest rates.

         There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Portfolio. In less liquid and well developed stock markets, such as those in some Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices.

         Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international funds are usually somewhat higher than those of typical domestic stock funds.

         In addition, the economies, markets and political structures of a number of the countries in which the Portfolio can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures (for example, Japan, southeast Asia and Latin America). Some countries, particularly in Latin America, are grappling with severe inflation and high levels of national debt. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

         Certain portfolio countries have histories of instability and upheaval (Latin America) and internal politics that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Any such actions, for example, nationalizing an industry or company, could have a severe and adverse effect on security prices and impair the Portfolio's ability to repatriate capital or income. The Portfolio's Adviser will not invest the Portfolio's assets in countries where it believes such events are likely to occur.

         Income received by the Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Portfolio's Adviser will attempt to minimize such taxes by timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. Any such taxes paid by the Portfolio will reduce its net income available for distribution to shareholders.

         The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

Value Equity Portfolio

         The investment objective of the Value Equity Portfolio is long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Portfolio's Adviser to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings.

         It is the Portfolio Adviser's intention to invest in securities which in its opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, securities valuation below peer companies, substantial and growing cash flow and/or a favorable price to book value relationship.

         Investment policies aimed at achieving the Portfolio's objective are set in a flexible framework of securities selection which primarily includes equity securities, such as common stocks, preferred stocks, convertible securities, rights and warrants in proportions which vary from time to time. Under normal circumstances at least 65% of the Portfolio's assets will be invested in common stocks or securities convertible into common stocks. The Portfolio will invest primarily in stocks listed on the New York Stock Exchange. In addition, it may also purchase securities listed on other domestic securities exchanges or traded in the domestic over-the-counter market and foreign securities that are listed on a domestic or foreign securities exchange, traded in the domestic or foreign over-the-counter markets or represented by American Depositary Receipts.

         In the event that future economic or financial conditions adversely affect equity securities, or stocks are considered overvalued, or the Portfolio's Adviser believes that investing for defensive purposes is appropriate, or in order to meet anticipated redemption requests, the Portfolio may invest part or all of its assets in U.S. government securities and high quality short-term debt securities (with remaining maturities of one year or less) including certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements.

         The Portfolio may invest in certain foreign securities which may represent a greater degree of risk than investing in domestic securities. These risks are discussed in the above section of this Prospectus describing the T. Rowe Price International Stock Portfolio.

         It is the present intention of the Portfolio's Adviser to invest no more than 5% of the Portfolio's net assets in bonds rated below Baa3 by Moody's or BBB by Standard & Poor's (commonly known as "junk bonds"). In the event that the Portfolio's Adviser intends in the future to invest more than 5% of the Portfolio's net assets in junk bonds, appropriate disclosures will be made to existing and prospective shareholders. For information about the possible risks of investing in junk bonds see "Investment Objective and Policies - Lower Rated Bonds" in the Statement of Additional Information.

         The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

Dreyfus Small Cap Value Portfolio

         The investment objective of the Dreyfus Small Cap Value Portfolio is to seek capital appreciation through investments in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $750 million, provided that under normal market conditions at least 75% of the Portfolio's investments will be in equity securities of companies with capitalizations at the time of purchase between $150 million and $1.5 billion.

         Small-capitalization companies are often under-priced for the following reasons: (i) institutional investors, which currently represent a majority of the trading volume in the shares of publicly-traded companies, are often less interested in such companies because in order to acquire an equity position that is large enough to be meaningful to an institutional investor, such an investor may be required to buy a large percentage of the company's outstanding equity securities and (ii) such companies may not be regularly researched by stock analysts, thereby resulting in greater discrepancies in valuation.

         The Portfolio will invest in equity securities of domestic and foreign (up to 5% of its total assets) issuers which would be characterized as "value" companies according to criteria established by the Portfolio's Adviser. To manage the Portfolio, the Portfolio's Adviser classifies issuers as "growth" or "value" companies. In general, the Portfolio's Adviser believes that companies with relatively low price to book ratios, low price to earnings ratios or higher than average dividend payments in relation to price should be classified as value companies. Alternatively, companies which have above average earnings or sales growth and retention of earnings and command higher price to earnings ratios fit the more classic growth description.


         While seeking desirable equity investments, the Portfolio may invest in money market instruments consisting of U.S. government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements. Under normal market conditions, the Portfolio does not expect to have a substantial portion of its assets invested in money market instruments. However, when the Portfolio's Adviser determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive posture and invest all of its assets in money market instruments.


         Equity securities consist of common stocks, preferred stocks and securities convertible into common stocks. Securities purchased by the Portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market, and will also include options, warrants, bonds, notes and debentures which are convertible into or exchangeable for, or which grant a right to purchase or sell, such securities. In addition, the Portfolio may purchase securities issued by closed-end investment companies and foreign securities that are listed on a domestic or foreign securities exchange, traded in domestic or foreign over-the-counter markets or represented by American Depositary Receipts.

         The Portfolio is expected to have greater risk exposure and reward potential than a fund which invests primarily in larger-capitalization companies. The trading volumes of securities of smaller-capitalization companies are normally less than those of larger-capitalization companies. This often translates into greater price swings, both upward and downward. Since trading volumes are lower, new demand for the securities of such companies could result in disproportionately large increases in the price of such securities. The waiting period for the achievement of an investor's objectives might be longer since these securities are not closely monitored by research analysts and, thus, it takes more time for investors to become aware of fundamental changes or other factors which have motivated the Portfolio's purchase. Small-capitalization companies often achieve higher growth rates and experience higher failure rates than do larger-capitalization companies.

         The Portfolio may invest in certain foreign securities which may represent a greater degree of risk than investing in domestic securities. These risks are discussed in the above section of this Prospectus describing the T. Rowe Price International Stock Portfolio.

         The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

Dreyfus U.S. Government Securities Portfolio

     The investment objective of the Dreyfus U.S. Government Securities Portfolio is to seek as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 65% of its assets in U.S. government debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities").

         The Portfolio expects to invest in the following types of U.S. Government Securities:

         *        U.S. Treasury obligations;

         * obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government;

         * mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

         * mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

         * collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed
                  (i) by the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. government.

         Mortgage-Backed Securities. The mortgage-backed securities in which the Portfolio invests represent participation interests in pools of mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. government. However, the guarantee of these types of securities runs only to the principal and interest payments and not to the market value of such securities. In addition, the guarantee only runs to the portfolio securities held by the Portfolio and not the purchase of shares of the Portfolio.

         Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide for monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

         The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. For pools of fixed rate 30-year mortgages, it has been common practice to assume that prepayments will result in a 12-year average life. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if any of these mortgage-backed securities are purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Portfolio.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the Portfolio of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to the prepayment feature.

         Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities, provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.

         Stripped Mortgage-Backed Securities. The Portfolio may also invest a portion of its assets in stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The Portfolio will only invest in SMBS whose mortgage assets are U.S. Government Securities.

         A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class) while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

         The Portfolio may invest not more than 5% of its total assets in CMOs deemed by its Adviser to be complex, such as floating rate and inverse floating rate tranches and SMBS.

         Non-Mortgage Asset Backed Securities. The Portfolio may invest in non-mortgage backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

         Non-mortgage backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

         The purchase of non-mortgage backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset backed securities, credit card receivables are unsecured obligations of the card holder.

     U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds which principally differ in their interest rates, maturities and times of issuance. Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Small Business Administration), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or
(iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities as described in clauses (ii) or
(iii) above in the future, other than as set forth above, since it is not obligated to do so by law. The Portfolio will not invest more than 55% of the value of its assets in GNMA Certificates or in securities issued or guaranteed by any other single U.S. government agency or instrumentality.

         Corporate and Other Obligations. In seeking to obtain its investment objective, the Portfolio may also invest in a broad range of debt securities, other than U.S. Government Securities, with varying maturities such as corporate convertible and non-convertible debt obligations such as fixed and variable rate bonds. The weighted average maturity of such investments will generally range from 2 to 10 years. Debt securities may also include money market securities, including bank certificates of deposit and time deposits, bankers' acceptances, prime commercial paper, high-grade, short-term corporate obligations, and repurchase agreements with respect to these instruments.

         Investment-grade debt securities are securities rated Baa or higher by Moody's or BBB or higher by Standard & Poor's, and unrated securities that are of equivalent quality in the opinion of the Portfolio's Adviser. The NRSROs'descriptions of these bond ratings are set forth in the Appendix to the Statement of Additional Information. Securities rated in the fourth highest category may have speculative characteristics; changes in economic conditions are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade bonds. Like the three highest grades, however, these securities are considered investment grade.

         Lower-Rated Securities. The Portfolio may also invest a portion of its assets, not to exceed 25%, in securities rated below Baa by Moody's or BBB by Standard & Poor's (commonly known as "junk bonds"), so long as they are consistent with the Portfolio's objective of seeking as high a level of total return as is consistent with prudent investment strategies. Such securities may include bonds rated as low as C by Moody's and by Standard & Poor's. See the Appendix to the Statement of Additional Information. The Portfolio's Adviser anticipates that a substantial portion of the Portfolio's lower-rated securities will be in the higher end of these ratings.

         Lower-rated and comparable unrated securities (collectively referred to in this discussion as "lower-rated securities") will likely have some quality and protective characteristics that, in the judgment of the rating organization, are out-weighed by large uncertainties or major risk exposures to adverse conditions; and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

         While the market values of lower-rated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower-rated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower- rated securities generally present a higher degree of credit risk. Issuers of lower-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because lower-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower-rated securities may diminish the Portfolio's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value For additional information about the possible risks of investing in junk bonds, see "Investment Objectives and Policies - Lower-Rated Bonds" in the Statement of Additional Information.

         Foreign Securities. The Portfolio may invest up to 15% of its total assets in debt securities, including securities denominated in foreign currencies of foreign issuers (including foreign governments) in developed countries and emerging markets. Because the Portfolio may invest in foreign securities, investment in the Portfolio involves investment risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Such risks may include adverse future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities held in the Portfolio, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on securities in the Portfolio. There may also be less publicly available information about a foreign issuer than about a domestic issuer and foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers.

         The considerations described above generally are more of a concern in developing countries inasmuch as their economic systems are generally smaller and less diverse and mature and their political systems less stable than those in developed countries. The Portfolio seeks to mitigate the risks associated
with  these   considerations   through   diversification  and  active  portfolio
management.

         The Portfolio may invest up to 35% of its assets in U.S.
dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations).

         The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

T. Rowe Price Equity Income Portfolio

         The investment objective of the T. Rowe Price Equity Income Portfolio is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Portfolio emphasizes companies with favorable prospects for increasing dividend income, and secondarily, capital appreciation. Over time, the income component (dividends and interest earned) of the Portfolio's investments is expected to be a significant contributor to the Portfolio's total return. The Portfolio's yield is expected to be significantly above that of the S&P 500 Index. Total return will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).

         The investment program of the Portfolio is based on several premises. First, the Portfolio's Adviser believes that, over time, dividend income can account for a significant component of the total return from equity investments. Second, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Finally, the Portfolio's Adviser believes that stocks which distribute a high level of current income tend to have less price volatility than those which pay below average dividends.

         To achieve its objective, the Portfolio, under normal circumstances, will invest at least 65% of its total assets in income-producing common stocks, whose prospects for dividend growth and capital appreciation are considered favorable by its Adviser. To enhance capital appreciation potential, the Portfolio also uses a "value" approach and invests in stocks and other securities its Adviser believes are temporarily undervalued by various measures, such as price/earnings ratios. The Portfolio's investments will generally be made in companies which share some of the following characteristics:

         *        established operating histories;

         *        above-average current dividend yields relative to the S&P 500
                  Index;

         *        low price/earnings ratios relative to the S&P 500 Index;

         *        sound balance sheets and other financial characteristics; and

         *        low stock price  relative  to  company's  underlying  value as
                  measured   by  assets,   earnings,   cash  flow  or   business
                  franchises.

         Although the Portfolio will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, foreign securities, preferred stocks, convertible securities and warrants, when considered consistent with the Portfolio's investment objective and program.

         In the event that future economic or financial conditions adversely affect equity securities, or stocks are considered overvalued, or the Portfolio's Adviser believes that investing for defensive purposes is appropriate, or in order to meet anticipated redemption requests, the Portfolio may invest part or all of its assets in U.S. government securities and high quality (within the two highest rating categories assigned by a NRSRO) U.S. and foreign dollar-denominated money market securities including certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements.

     The Portfolio may invest up to 25% of its total assets in foreign securities. These include non-dollar denominated securities traded outside the U.S. and dollar denominated securities traded in the U.S. (such as American Depositary Receipts). Such investments increase a portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing in domestic securities. These risks are discussed in the above section of this Prospectus describing the T. Rowe Price International Stock Portfolio.

     The Portfolio may invest in debt securities of any type including municipal securities, without regard to quality or rating. Such securities would be purchased in companies which meet the investment criteria for the Portfolio. The price of a bond fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise. The

Portfolio, however, will not invest more than 10% of its total assets in securities rated below Baa by Moody's or BBB by Standard & Poor's (commonly known as "junk bonds"). Such securities may include bonds rated as low as C by Moody's and by Standard & Poor's. See the Appendix to the Statement of Additional Information. Investments in non-investment grade securities entail certain risks which are discussed in the above section of this Prospectus describing the Dreyfus U.S. Government Securities Portfolio under the heading "Lower-Rated Securities."

         The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

T. Rowe Price Growth Stock Portfolio

         The investment objectives of the T. Rowe Price Growth Stock Portfolio are to seek long-term growth of capital and to increase dividend income through investment primarily in common stocks of well-established growth companies. A growth company is defined by the Portfolio's Adviser as one which: (1) has demonstrated historical growth of earnings faster than the growth of inflation and the economy in general; and (2) has indications of being able to continue this growth pattern in the future. Total return will consist primarily of capital appreciation or depreciation and secondarily of dividend income.

         More than fifty years ago, Thomas Rowe Price pioneered the Growth Stock Theory of Investing. It is based on the premise that inflation represents a more serious, long-term threat to an investor's portfolio than stock market fluctuations or recessions. Mr. Price believed that when a company's earnings grow faster than both inflation and the economy in general, the market will eventually reward its long-term earnings growth with a higher stock price. In addition, the company should be able to raise its dividend in line with its growth in earnings.

         Although corporate earnings can be expected to be lower during periods of recession, it is the Portfolio Adviser's opinion that, over the long term, the earnings of well-established growth companies will not be affected adversely by unfavorable economic conditions to the same extent as the earnings of more cyclical companies. However, investors should be aware that the Portfolio's share value may not always reflect the long-term earnings trend of growth companies.

         The Portfolio will invest primarily in the common stocks of a diversified group of well-established growth companies. While current dividend income is not a prerequisite in the selection of a growth company, the companies in which the Portfolio will invest normally have a record of paying dividends and are generally expected to increase the amounts of such dividends in future years as earnings increase.

         Although the Portfolio will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, foreign securities, preferred stocks, convertible securities and warrants, when considered consistent with the Portfolio's investment objectives and program.

         In the event that future economic or financial conditions adversely affect equity securities, or stocks are considered overvalued, or the Portfolio's Adviser believes that investing for defensive purposes is appropriate, or in order to meet anticipated redemption requests, the Portfolio may invest part or all of its assets in U.S. government securities and high quality (within the two highest rating categories assigned by a NRSRO) U.S. and foreign dollar-denominated money market securities including certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements.

     The Portfolio may invest up to 30% of its total assets in foreign securities. These include non-dollar denominated securities traded outside the
U. S. and dollar denominated securities traded in the U. S. (such as American Depositary Receipts). Such investments increase a portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing in domestic securities. These risks are discussed in the above section of this Prospectus describing the T. Rowe Price International Stock Portfolio.

         The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

Opportunity Value Portfolio

         The investment objective of the Opportunity Value Portfolio is to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Portfolio Adviser's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Portfolio may invest will be securities of companies that are believed by the Portfolio's Adviser to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. It is the Adviser's intention to invest in securities of companies which in its opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, securities valuation below peer companies, substantial and growing cash flow and/or a favorable price to book value relationship. Investment policies aimed at achieving the Portfolio's objective are set in a flexible framework of securities selection which primarily includes equity securities, such as common stocks, preferred stocks, convertible securities, rights and warrants in proportions which vary from time to time. The Portfolio will invest primarily in stocks listed on the New York Stock Exchange. In addition, it may also purchase securities of companies, including companies with small market capitalizations, listed on other domestic securities exchanges, securities traded in the domestic over-the-counter market and foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by American Depositary Receipts listed on a domestic securities exchange or traded in domestic or foreign over-the-counter markets.

         Investing in foreign securities may present a greater degree of risk than investing in domestic securities. These risks are discussed in the above section of this Prospectus describing the T. Rowe Price International Stock Portfolio. Investing in the securities of small capitalization companies involves greater risk exposure and reward potential than investments in larger capitalization companies. These risks are discussed in the above section of this Prospectus describing the Dreyfus Small Cap Value Portfolio.

         Debt securities are expected to be predominantly investment grade intermediate to long-term U.S. government and corporate debt, although the Portfolio will also invest in high quality short-term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Portfolio's Adviser deems it advisable in order to preserve capital. The Portfolio's debt securities may also include mortgage-backed securities issued by the U.S.

government, its agencies or instrumentalities and collateralized mortgage obligations that are issued or guaranteed by the U.S. government or its agencies or instrumentalities or that are collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality.

         The effective maturity of a mortgage-backed security may be shortened by unscheduled or early payment of principal and interest on the underlying mortgages, which may affect the effective yield of such securities. The principal that is returned may be invested in instruments having a higher or lower yield than the prepaid instruments depending on then-current market conditions.

         Investment grade securities will, at the time of purchase, have ratings within the four highest rating categories established by Moody's, Standard & Poor's, or a similar NRSRO or, if not rated, be of comparable quality as determined by the Portfolio's Adviser. The NRSROs' descriptions of these bond ratings are set forth in the Appendix to the Statement of Additional Information. Securities rated in the fourth highest category may have speculative characteristics; changes in economic or business conditions are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade bonds. Like the three highest grades, however, these securities are considered investment grade.

         It is the present intention of the Portfolio's Adviser to invest no more than 5% of the Portfolio's net assets in bonds rated below Baa3 by Moody's or BBB by Standard & Poor's (commonly known as "junk bonds"). In the event that the Portfolio's Adviser intends in the future to invest more than 5% of the Portfolio's net assets in junk bonds, appropriate disclosures will be made to existing and prospective shareholders. For information about the possible risks of investing in junk bonds see "Investment Objectives and Policies - Lower Rated Bonds" in the Statement of Additional Information.

         The allocation of the Portfolio's assets among the different types of permitted investments will vary from time to time based upon the Portfolio Adviser's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Portfolio's assets that may, at any given time, be invested in any of the types of investments identified above. Consequently, while the Portfolio will earn income to the extent it is invested in bonds or cash equivalents, the Portfolio does not have any specific income objective. Although there is neither a minimum nor maximum percentage of the Portfolio's assets that may, at any given time, be invested in any of the types of investments identified above, it is anticipated that most of the time the substantial majority of the Portfolio's assets will be invested in common stocks.

         The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

Enhanced Index Portfolio

         The investment objective of the Enhanced Index Portfolio is to earn a total return modestly in excess of the total return performance of the S&P 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index. The Portfolio is appropriate for investors who seek a modestly enhanced total return relative to that of large and medium sized U.S. companies typically represented in the S&P 500 Index. The Portfolio intends to invest in securities of approximately 300 issuers, which securities are rated by the Portfolio's Adviser to have above average expected returns.

         The Portfolio seeks to achieve its investment objective through fundamental analysis, systematic stock valuation and disciplined portfolio construction.

         * Fundamental research: The Portfolio Adviser's approximately 25 domestic equity analysts, each an industry specialist with an average of approximately 12 years experience, follow over 900 predominantly large and medium sized U.S. companies -- approximately 525 of which form the universe for the Portfolio's investments. A substantial majority of these companies are issuers of securities which are included in the S&P 500 Index. The analysts' research goal is to forecast normalized, longer term earnings and dividends for the companies that they cover.

         *        Systematic valuation:  The analysts' forecasts are
                  converted into comparable expected returns by a
                  dividend discount model, which calculates those expected returns by solving for the rate of return that equates the company's current stock price to the present value of its estimated long-term earnings power. Within each sector, companies are ranked by their expected return and grouped into quintiles; those with the highest expected returns (Quintile
                  1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         * Disciplined portfolio construction: A diversified portfolio is constructed using disciplined buy and sell rules. Portfolio sector weightings will generally approximate those of the S&P 500 Index. The Portfolio will normally be principally comprised, based on the dividend discount model, of stocks in the first three Quintiles. Finally, the Portfolio holds a large number of stocks to enhance its diversification.

         Under normal market circumstances, the Portfolio's Adviser will invest at least 65% of its net assets in equity securities consisting of common stocks and other securities with equity characteristics such as trust interests, limited partnership interests, preferred stocks, warrants, rights and securities convertible into common stock. The Portfolio's primary equity investments will be the common stock of large and medium sized U.S. companies with market capitalizations above $1 billion. Such securities will be listed on a national securities exchange or traded in the over-the-counter market. The Portfolio may invest in similar securities of foreign corporations, provided that the securities of such corporations are included in the S&P 500 Index.

         The Portfolio intends to manage its portfolio actively in pursuit of its investment objective. Since the Portfolio has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its objective.

         During ordinary market conditions, the Portfolio's Adviser will keep the Portfolio as fully invested as practicable in the equity securities described above. In the event that future economic or financial conditions adversely affect equity securities, or stocks are considered overvalued, or the Portfolio's Adviser believes that investing for defensive purposes is appropriate, or in order to meet anticipated redemption requests, the Portfolio may invest part or all of its assets in U.S. government securities and high quality (within the two highest rating categories assigned by a NRSRO) U.S. dollar-denominated money market securities including certificates of deposit, bankers' acceptances, commercial paper, short-term debt securities and repurchase agreements.

         Convertible bonds and other fixed income securities (other than money market instruments) in which the Portfolio may invest will, at the time of investment, have ratings within the four highest rating categories established by Moody's, Standard & Poor's, or a similar NRSRO or, if not rated, be of comparable quality as determined by the Portfolio's Adviser. The NRSROs' descriptions of these bond ratings are set forth in the Appendix to the Statement of Additional Information. Securities rated in the fourth highest category may have speculative characteristics; changes in economic or business conditions are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade bonds. Like the three highest grades, however, these securities are considered investment grade.

         The Portfolio may invest in certain foreign securities which may represent a greater degree of risk than investing in domestic securities. These risks are discussed in the above section of this Prospectus describing the T. Rowe Price International Stock Portfolio.

         The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

Investment Strategies

         In addition to making investments directly in securities, the Portfolios (other than the TCW Money Market Portfolio) may write covered call and put options and hedge their investments by purchasing options and engaging in transactions in futures contracts and related options. The Adviser to the TCW Managed Asset Allocation Portfolio does not presently intend to utilize futures contracts and related options but may do so in the future. The Advisers to the Dreyfus Small Cap Value Portfolio and the Opportunity Growth Portfolio do not currently intend to write covered call and put options or engage in transactions in futures contracts and related options, but may do so in the future. The T. Rowe Price International Stock, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Opportunity Value and Enhanced Index Portfolios may engage in foreign currency exchange transactions to protect against changes in future exchange rates. All Portfolios except the TCW Money Market Portfolio may invest in American Depositary Receipts and European Depositary Receipts. All Portfolios may enter into repurchase agreements, may make forward commitments to purchase securities, lend their portfolio securities and borrow funds under certain limited circumstances. The T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock and Dreyfus U.S. Government Securities Portfolios may invest in hybrid instruments. The investment strategies referred to above and the risks related to them are summarized below and certain of these strategies are described in more detail in the Statement of Additional Information.

         Options and Futures Transactions. A Portfolio (other than the TCW Money Market Portfolio) may seek to increase the current return on its investments by writing covered call or covered put options. The Advisers to the Dreyfus Small Cap Value Portfolio and the Opportunity Value Portfolio have no present intention to engage in this strategy, but may do so in the future.

         In addition, a Portfolio (other than the TCW Money Market Portfolio) may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its Adviser plans to purchase through the writing and purchase of options on securities and any index of securities in which the Portfolio may invest and the purchase and sale of futures contracts and related options. The Advisers to the TCW Managed Asset Allocation, Dreyfus Small Cap Value and Opportunity Value Portfolios have no present intention to use this strategy, but may do so in the future.

         The Adviser to the Dreyfus U.S. Government Securities Portfolio does not presently intend to purchase or sell call or put options but may enter into interest rate futures contracts and write and purchase put and call options on such futures contracts. The Portfolio may purchase and sell interest rate futures contracts as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

         Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contracts might be accomplished more easily and quickly. For example, if the Portfolio holds long-term U.S. Government Securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the Portfolio's securities declined, the value of the Portfolio's futures contracts would increase, thereby protecting the Portfolio by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Portfolio might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

         A Portfolio (other than the TCW Money Market Portfolio) also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option.

         The Dreyfus U.S. Government Securities Portfolio may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Portfolio will set aside cash or cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts.

         A Portfolio may not purchase futures contracts or related options if, immediately thereafter, more than 33 1/3% (25% for the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio and the T. Rowe Price International Stock Portfolio) of the Portfolio's total assets would be so invested.

         The Portfolios' Advisers generally expect that options and futures transactions for the Portfolios will be conducted on securities and other exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio. There can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the prices of the securities that are being hedged. Expenses and losses incurred as a result of these hedging strategies will reduce the Portfolio's current return. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio.

     Foreign Currency Transactions. The Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price
International Stock, Opportunity Value and Enhanced Index Portfolios may purchase foreign currency on a spot (or cash) basis, enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"), purchase and sell foreign currency futures contracts, and purchase exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. The Adviser to a Portfolio may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

         Hedging transactions involve costs and may result in losses. The Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock, Opportunity Value and Enhanced Index Portfolios may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange traded transactions are unavailable and when, in the opinion of the Portfolio's Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Interest Rate Transactions. In order to attempt to protect the value of its portfolio from interest rate fluctuations, the Dreyfus U.S. Government Securities Portfolio may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio expects to enter into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as a hedge and not as a speculative investment. The Portfolio will not sell interest rate caps or floors that it does not own.

         The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Adviser to the Portfolio and the Fund believe such obligations do not constitute senior securities and accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. The Portfolio will not enter into any interest rate swap, cap or floor transactions unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest category of at least one NRSRO at the time of entering into such transaction. If there is a default by the other party to such a securities transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

         Dollar Roll Transactions. The Dreyfus U.S. Government Securities Portfolio may enter into dollar roll transactions with selected banks and broker-dealers. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held, and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         Reverse Repurchase Agreements. Each Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the 1940 Act it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

     Borrowings.  A Portfolio other than the Dreyfus U.S. Government Securities,
T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock, Opportunity Value and Enhanced Index Portfolios may borrow money for temporary purposes in amounts up to 5% of its total assets. The Dreyfus U.S. Government Securities Portfolio may borrow from banks and enter into reverse repurchase agreements or dollar rolls transactions in an amount equal to up to 33 1/3% of the value of its net assets (computed at the time the loan is made) to take advantage of investment opportunities and for temporary, extraordinary or emergency purposes. The Dreyfus U.S. Government Securities Portfolio may pledge up to 33 1/3% of its total assets to secure these borrowings. If the Portfolio's asset coverage for borrowings falls below

300%, the Portfolio will take prompt action to reduce its borrowings.

         The T. Rowe Price Equity Income, T. Rowe Price Growth Stock and T. Rowe Price International Stock Portfolios may borrow money as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the Portfolio's investment objective and program in an amount up to 33 1/3% of the Portfolio's net assets. Each Portfolio may pledge up to 33 1/3% of its total assets to secure these borrowings. These Portfolios may not purchase additional securities when borrowings exceed 5% of total assets.

         The Opportunity Value and Enhanced Index Portfolios may borrow money from banks as a temporary measure for extraordinary or emergency purposes in amounts up to 10% of their total assets. Neither Portfolio may purchase additional securities when borrowings exceed 5% of total assets.

     As a matter of operating policy, each of the Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock and T. Rowe Price International Stock Portfolios will limit all borrowings to no more than 25% of such Portfolio's net assets.

         American and European Depositary Receipts. All Portfolios except the TCW Money Market Portfolio may purchase foreign securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of corporations in which the Portfolios are permitted to invest pursuant to their respective investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

         Repurchase Agreements. All Portfolios may enter into repurchase agreements with a bank, broker-dealer or other financial institution as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight.

A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. The Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

         Forward Commitments. Each Portfolio may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price.

         Securities Loans. Each Portfolio may seek to obtain additional income by making secured loans of its portfolio securities with a value up to 33 1/3% of its total assets. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high-grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

         Hybrid Instruments. The T. Rowe Price Equity Income, T. Rowe Price Growth Stock and T. Rowe Price International Stock Portfolios may invest up to 10% of their total assets, and the Dreyfus U.S. Government Securities Portfolio may invest up to 5% of its total assets, in hybrid instruments. Hybrid instruments have recently been developed and combine the elements of futures contacts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

         Fixed-Income Securities - Downgrades. If any security invested in by any of the Portfolios loses its rating or has its rating reduced after the Portfolio has purchased it, unless required by law, the Portfolio is not required to sell or otherwise dispose of the security, but may consider doing so.


         Illiquid Securities. Each Portfolio may invest up to 10% (15% with respect to T. Rowe Price International Stock Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Dreyfus Small Cap Value Portfolio, Opportunity Value Portfolio , Enhanced Index Portfolio and, if approved by shareholders at an upcoming shareholders meeting, the Value Equity Portfolio) of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Fund's Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolios' Advisers to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 10% or 15% limits. The inability of a

Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' Advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 10% or 15%, as applicable, of its assets invested in illiquid or not readily marketable securities.


                                            MANAGEMENT OF THE FUND

         The Trustees and officers of the Fund provide broad supervision over the business and affairs of the Portfolios and the Fund.

The Manager

         The Fund is managed by Endeavor Investment Advisers ("the Manager") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management and administration of the Fund. The Manager is a general partnership of which Endeavor Management Co. is the managing partner. Endeavor Management Co., by whose employees all management services performed under the management agreement are rendered to the Fund, holds a 50.01% interest in the Manager and AUSA Financial Markets, Inc., an affiliate of PFL, holds the remaining 49.99% interest therein. Vincent J. McGuinness, a Trustee of the Fund, together with his family members and trusts for the benefit of his family members, own all of Endeavor Management Co.'s outstanding common stock. Mr. McGuinness is Chairman, Chief Executive Officer and President of Endeavor Management Co.

         The Manager is responsible for providing investment management and administrative services to the Fund and in the exercise of such responsibility selects the investment advisers for the Fund's Portfolios (the "Advisers") and monitors the Advisers' investment programs and results, reviews brokerage matters, oversees compliance by the Fund with various federal and state statutes, and carries out the directives of the Trustees. The Manager is responsible for providing the Fund with office space, office equipment, and personnel necessary to operate and administer the Fund's business, and also supervises the provision of services by third parties such as the Fund's custodian and transfer agent. Pursuant to an administration agreement, First Data Investor Services Group, Inc. ("FDISG") assists the Manager in the performance of its administrative responsibilities to the Fund.


         As compensation for these services the Fund pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:
TCW Money Market  Portfolio - .50%;  TCW Managed  Asset  Allocation  Portfolio -
 .75%; T. Rowe Price International Stock Portfolio - .90%; Value Equity Portfolio -.80%; Dreyfus Small Cap Value Portfolio - .80%; Dreyfus U.S. Government Securities Portfolio - .65%; T. Rowe Price Equity Income Portfolio - .80%; T. Rowe Price Growth Stock Portfolio -.80%; Opportunity Value Portfolio - .80%; Enhanced Index Portfolio - .75%. The management fees paid by the Portfolios (other than the TCW Money Market Portfolio and Dreyfus U.S. Government Securities Portfolio), although higher than the fees paid by most other investment companies in general, are comparable to management fees paid for similar services by many investment companies with similar investment objectives and policies. From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio and the fees and expenses of FDISG pursuant to the administration agreement.

         In addition to the management fees, the Fund pays all expenses not assumed by the Manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not interested persons of the Fund, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Fund expenses are allocated among and charged to the assets of the Portfolios of the Fund on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio.

 The Advisers

         Pursuant to an investment advisory agreement with the Manager, the Adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays the Adviser a fee based on a percentage of the average daily net assets of the Portfolio. An Adviser may place portfolio securities transactions with broker-dealers who furnish it with certain services of value in advising the Portfolio and other clients. In so doing, an Adviser may cause a Portfolio to pay greater brokerage commissions than it might otherwise pay. In seeking the most favorable price and execution available, an Adviser may, if permitted by law, consider sales of the Contracts as a factor in the selection of broker-dealers. OpCap Advisors may select, under certain circumstances, Oppenheimer & Co., Inc., one of its affiliates, to execute transactions for the Value Equity and Opportunity Value Portfolios. T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc. may utilize certain brokers indirectly related to them in the capacity as broker in connection with the execution of transactions for the T. Rowe Price Equity Income, T. Rowe Price Growth Stock and T. Rowe Price International Stock Portfolios. J.P. Morgan Investment Management Inc. may utilize certain brokers affiliated with it in connection with the execution of transactions for the Enhanced Index Portfolio. See the Statement of Additional Information for a further discussion of Portfolio trading.

         The Board of Trustees of the Fund has authorized the Manager and the Advisers to enter into arrangements with brokers who execute brokerage transactions for the Portfolios whereby a portion of the commissions earned by such brokers will be shared with a broker-dealer affiliate of the Manager. The affiliated broker will act as an "introducing broker" in the transaction. Subject to the requirements of applicable law including seeking best price and execution of orders, commissions paid to executing brokers will not exceed ordinary and customary brokerage commissions.

         The Board of Trustees has determined that the Fund's brokerage commissions should be utilized for the Fund's benefit to the extent possible. After reviewing various alternatives, the Board concluded that commissions received by the broker-dealer affiliate of the Manager can be used to promote the distribution of the Fund's shares including payments to broker-dealers who sell the Contracts, the costs of training and educating such broker-dealers with respect to the Contracts and other bona-fide distribution costs payable to unaffiliated persons. Other than incidental costs related to establishing the broker-dealer affiliate as an "introducing broker", no portion of the commissions received by the broker-dealer affiliate of the Manager will be retained for its or any affiliate's benefit. On a quarterly basis, the Manager will report to the Board of Trustees the aggregate commissions received by its broker-dealer affiliate and the distribution expenses paid from such commissions. The Board of Trustees will periodically review the extent to which the foregoing arrangement reduces distribution expenses currently being incurred by the Manager or its affiliates on behalf of the Fund. The Board of Trustees may determine from time to time other appropriate uses for the Fund from the commissions it pays to executing brokers.

         The Manager will not implement this program until any required exemptive or no-action relief is obtained from the Securities and Exchange Commission.


         TCW Funds Management, Inc. ("TCW") is the Adviser to the TCW Money Market Portfolio and the TCW Managed Asset Allocation Portfolio. As compensation for its services as investment adviser, the Manager pays TCW a monthly fee at the annual rate of .25% of the average daily net assets of the TCW Money Market Portfolio and .375% of the average daily net assets of the TCW Managed Asset Allocation Portfolio. TCW is a wholly owned subsidiary of The TCW Group, Inc., whose subsidiaries, including Trust Company of the West and TCW Asset Management Company, provide a variety of trust, investment management and investment advisory services. TCW and its affiliates, which as of December 31, 1996 had over $50 billion under management or committed for management, provide investment advisory services to a number of open-end and closed-end investment companies.


     James M. Goldberg, a Managing Director and Chairman of the Fixed Income Policy Committee of TCW, is the portfolio manager for the TCW Money Market Portfolio. Mr. Goldberg has been with TCW since 1984. Investment decisions for the equity portion of the TCW Managed Asset Allocation Portfolio are made by Norman Ridley in consultation with Stefan D. Abrams. Mr. Ridley is a Senior Vice President of TCW and has been with the firm since 1985. Since 1992 Mr. Abrams has been a Managing

Director of TCW and is Director of Equity Strategy and Asset Allocation. Investment decisions for the fixed income portion of the TCW Managed Asset Allocation Portfolio are made by Mr.
Goldberg.

         OpCap Advisors ("OpCap") (formerly known as Quest for Value Advisors) is the Adviser to the Value Equity Portfolio and the Opportunity Value Portfolio. As compensation for its services as investment adviser, the Manager pays OpCap a monthly fee at the annual rate of .40% of the average daily net assets of each of the Value Equity and Opportunity Value Portfolios, subject to reduction with respect to the Opportunity Value Portfolio in certain circumstances.


         OpCap is a majority-owned subsidiary of Oppenheimer Capital, a general partnership which is registered as an investment adviser under the Investment Advisers Act of 1940. The employees of Oppenheimer Capital render all investment management services performed under the investment advisory agreements to the Portfolios. Oppenheimer Financial Corp. holds a 33% interest in Oppenheimer Capital. Oppenheimer Capital, L.P., a Delaware limited partnership of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining 67% interest of Oppenheimer Capital. The units of Oppenheimer Capital, L.P. are traded on the New York Stock Exchange. OpCap and its affiliates have operated as investment advisers to both mutual funds and other clients since 1968, and had approximately $48.2 billion under management as of December 31, 1996.

         On February 13, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with approximately $110 billion in assets under management through various subsidiaries, signed an Agreement and Plan of Merger with Oppenheimer Group, Inc. ("OGI") and its subsidiary Oppenheimer Financial Corp. ("Opfin") pursuant to which PIMCO Advisors and its affiliate, Thomson
Advisory Group, Inc. ("TAG"), will acquire the one-third managing general partner interest in Oppenheimer Capital, its 1.0% general partnership interest in OpCap, and its 1.0% general partner interest in Oppenheimer Capital L.P. (the "Transaction") and OGI will be merged with and into TAG. The Transaction is subject to certain conditions being satisfied prior to closing, including consents from certain lenders, approvals from regulatory authorities, including a favorable tax ruling from the Internal Revenue Service, and consents of clients, which are expected to take up to six months to obtain. If the Transaction is consummated, it will involve a change in control of Oppenheimer Capital and its subsidiary OpCap which will constitute an assignment and termination of the investment advisory agreements between the Manager and OpCap. At a meeting held on April 8, 1997, the Fund's Board of Trustees, including all of the "disinterested Trustees" as defined in the 1940 Act, approved and determined to submit to shareholders for approval, new investment advisory agreements with OpCap, substantially upon the same terms and conditions as the existing investment advisory agreements. Proxy material will be sent to shareholders of the Value Equity and Opportunity Value Portfolios concerning approval of the new investment advisory agreements.

     Eileen Rominger, Managing Director of Oppenheimer Capital, is the portfolio manager for the Value Equity Portfolio. Ms. Rominger has been with Oppenheimer Capital since 1981. Richard J. Glasebrook II, Managing Director of Oppenheimer Capital, is the portfolio manager for the Opportunity Value Portfolio. Mr. Glasebrook has been with Oppenheimer Capital since 1990. Mr. Glasebrook was named by Morningstar, Inc. (an independent service that monitors the performance of registered investment companies) as its 1995 Variable Fund Manager of the Year.


         The Dreyfus Corporation ("Dreyfus") is the Adviser to the Dreyfus U.S. Government Securities Portfolio and the Dreyfus Small Cap Value Portfolio. Dreyfus, which was formed in 1947, is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of December 31, 1996, Dreyfus managed or administered approximately $82 billion in assets for more than 1.7 million investor accounts nationwide. As compensation for its services as investment adviser, the Manager pays Dreyfus a monthly fee at the annual rate of .15% of the average daily net assets of the Dreyfus U.S. Government Securities Portfolio and .375% of the average daily net assets of the Dreyfus Small Cap Value Portfolio.

         Prior to September 16, 1996, OpCap was the Adviser to the Dreyfus Small Cap Value Portfolio (formerly known as the Value Small Cap Portfolio and prior to that the Quest for Value Small Cap Portfolio). As compensation for its services as investment adviser, the Manager paid OpCap a monthly fee at the annual rate of .40% of the Portfolio's average daily net assets.

     Mellon is a publicly-owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations.
Through its subsidiaries, including Dreyfus, Mellon managed more than $233 billion in assets as of December 31, 1996, including approximately $81 billion in mutual fund assets. As of December 31, 1996, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $1,046 billion in assets, including approximately $57 billion in mutual fund assets.

     Prior to May 1, 1996, The Boston Company Asset Management, Inc. ("Boston Company"), an affiliate of Dreyfus, was the Dreyfus U.S. Government Securities Portfolio's Adviser. Boston Company is a wholly-owned subsidiary of The Boston Company, Inc., which is an indirect wholly-owned subsidiary of Mellon.

     Andrew S. Windmueller, who has been employed by Dreyfus since October, 1994 and by The Boston Company, Inc. since 1986, is the portfolio manager for the Dreyfus U.S. Government Securities Portfolio. Mr. Windmueller is a member of the Fixed Income Strategy Committee and the Head of Credit Research of Boston Company and Vice President of Boston Company.

     The portfolio  managers for the Dreyfus Small Cap Value Portfolio are David
L. Diamond and Peter I. Higgins. Mr. Diamond has been employed by Boston Company since June, 1991 and by Dreyfus since October, 1994. Mr. Higgins has been employed by The Boston Company, Inc. since August, 1988, by Boston Company since June, 1991 and by Dreyfus since February, 1996.


     T. Rowe Price Associates, Inc. ("T. Rowe Price") is the Adviser to the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. As compensation for its services as investment adviser, the Manager pays T. Rowe Price a monthly fee at the annual rate of .40% of the average daily net assets of each of the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios. T. Rowe Price serves as investment manager to a variety of individual and institutional investor accounts, including limited and real estate partnerships and other mutual funds.

     Investment decisions with respect to the T. Rowe Price Equity Income Portfolio are made by an Investment Advisory Committee composed of the following members: Brian C. Rogers, Chairman, Thomas H. Broadus, Jr., Richard P. Howard, and William J. Stromberg. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since 1993. He joined T. Rowe Price in 1982 and has been managing investments since 1983.


     Investment decisions with respect to the T. Rowe Price Growth Stock Portfolio are made by an Investment Advisory Committee composed of the following members: Robert W. Smith, Chairman, James A.C. Kennedy and Brian C. Rogers. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Smith has served on the Committee since 1995 and has been Chairman of the Committee since February, 1997. He joined T. Rowe Price in 1992. From 1987 to 1992, Mr. Smith was an Investment Analyst for Massachusetts Financial Services.


         Rowe Price-Fleming International, Inc. ("Price-Fleming") is the Adviser to the T. Rowe Price International Stock Portfolio (formerly the Global Growth Portfolio). As compensation for its services as investment adviser, the Manager pays Price-Fleming a monthly fee at an annual rate based on the Portfolio's average daily net assets as follows: .75% up to $20 million; .60% in excess of $20 million up to $50 million; and .50% of assets in excess of $50 million. At such time as the net assets of the Portfolio exceed $200 million, the fee shall be .50% of total average daily net assets.

         Prior to January 1, 1995, Ivory & Sime International, Inc. ("I&S") and Ivory & Sime plc acted as adviser and sub- adviser, respectively, for the Global Growth Portfolio. As compensation for its services as investment adviser, the Manager paid ISI a monthly fee at the annual rate of .45% of the average daily net assets of the Portfolio up to $400 million and .30% of average daily net assets in excess of $400 million. As compensation for its services, Ivory & Sime plc received from ISI 78% of the gross monthly fees paid by the Manager to ISI.

         Price-Fleming was incorporated in Maryland in 1979 as a joint venture between T. Rowe Price and Robert Fleming Holdings Limited ("Flemings"). Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lampur, South Korea and Taiwan.

         T. Rowe Price was incorporated in Maryland in 1947 as successor to the investment counseling business founded by the late Thomas Rowe Price, Jr., in 1937. Flemings was incorporated in 1974 in the United Kingdom as successor to the business founded by Robert Fleming in 1873. As of December 31, 1996, T. Rowe Price and its affiliates managed more than $95 billion of assets of which Price-Fleming managed the U.S.
equivalent of approximately $25 billion.

         The common stock of Price-Fleming is 50% owned by a wholly-owned subsidiary of T. Rowe Price, 25% by a subsidiary of Fleming and 25% by Jardine Fleming Group Limited ("Jardine Fleming"). (Half of Jardine Fleming is owned by Flemings and half by Jardine Matheson Holdings Limited.) T. Rowe Price has the right to elect a majority of the board of directors of Price-Fleming, and Flemings has the right to elect the remaining directors, one of whom will be nominated by Jardine Fleming.

     Investment decisions with respect to the T. Rowe Price International Stock Portfolio are made by an investment advisory group composed of the following members: Martin G. Wade, Christopher D. Alderson, Peter B. Askew, Mark J. T. Edwards, John R. Ford, James B. M. Seddon, Benedict R. F. Thomas and David J. L. Warren.


         Martin Wade joined Price-Fleming in 1979 and has 27 years of experience with the Fleming Group in research, client service and investment management. (Fleming Group includes Flemings and/or Jardine Fleming). Christopher Alderson joined Price-Fleming in 1988 and has 10 years of experience with the Fleming Group in research and portfolio management. Peter Askew joined Price-Fleming in 1988 and has 21 years of experience managing multi-currency fixed income portfolios. Mark Edwards joined Price-Fleming in 1986 and has 15 years of experience in financial analysis. John Ford joined Price- Fleming in 1982 and has 16 years of experience with the Fleming Group in research and portfolio management. James Seddon joined Price-Fleming in 1987 and has nine years of experience in investment management. Benedict Thomas joined Price-Fleming in 1988 and has seven years of portfolio management experience. David Warren joined Price-Fleming in 1984 and has 16 years of experience in equity research, fixed income research and portfolio management.


     J.P. Morgan Investment Management Inc. ("Morgan") is the Adviser to the Enhanced Index Portfolio. As compensation for its services as investment adviser the Manager pays Morgan a monthly fee at the annual rate of .35% of the average daily net assets of the Enhanced Index Portfolio.

         Morgan is a wholly-owned subsidiary of J.P. Morgan and Co. Incorporated, ("J.P. Morgan"), a bank holding company. Through offices in New York City and abroad, J.P. Morgan, through Morgan and other subsidiaries, including Morgan Guaranty Trust Company of New York, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management (as of December 31, 1996) of over $178 billion (of which Morgan advises over $176 billion). J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial adviser to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.


     Investment decisions with respect to the Enhanced Index Portfolio are made by an investment advisory group composed of Frederic A. Nelson, III, James Wiess ,Leon Roisenberg and Timothy J. Devlin.


     Mr. Nelson is a Managing Director of Morgan and is responsible for the U.S. equity business, including active equity and structured strategies. Mr. Nelson joined Morgan in 1994 after 14 years at Bankers Trust Company where he was part of the Global Investment Management Group. Mr. Wiess, a Vice President of Morgan, is a portfolio manager in the Equity and Balanced Accounts Group with responsibility for portfolio rebalancing and product research and development in structured equity strategies. Mr. Wiess joined Morgan in 1992 and from 1984 to 1991 was employed by Oppenheimer & Co. Mr. Roisenberg joined Morgan in 1996 as a Vice President. From 1991 to 1996, Mr. Roisenberg was a quantative analyst/portfolio manager at

Bankers Trust Company. Mr. Devlin joined Morgan in 1996 and is a member of the Structured Equity Group with the dual responsibilities of client servicing and portfolio management. From 1988 to 1996, Mr. Devlin was at Mitchell Hutchins where he managed quantitatively driven equity portfolios.


                                      DIVIDENDS, DISTRIBUTIONS AND TAXES

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to shareholders.

         It is the intention of each Portfolio to distribute substantially all its net investment income. Although the Trustees of the Fund may decide to declare dividends at other intervals, dividends from investment income of each Portfolio are expected to be declared annually (except with respect to the TCW Money Market Portfolio where dividends will be declared daily and paid monthly) and will be distributed to the various separate accounts of PFL and not to Contract owners in the form of additional full and fractional shares of the Portfolio and not in cash. The result is that the investment performance of the Portfolios, including the effect of dividends, is reflected in the cash value of the Contracts. See the prospectus for the Contracts accompanying this Prospectus.

         All net realized long- or short-term capital gains of each Portfolio, if any, will be declared and distributed at least annually either during or after the close of the Portfolio's fiscal year and will be reinvested in additional full and fractional shares of the Portfolio. In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Fund intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         For a discussion of the impact on Contract owners of income taxes PFL may owe as a result of (i) its ownership of shares of the Portfolios, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the prospectus for the Contracts accompanying this Prospectus.

                                         SALE AND REDEMPTION OF SHARES

         The Fund continuously offers shares of each Portfolio only to separate accounts of PFL, but may at any time offer shares to a separate account of any other insurer approved by the Trustees.


         AEGON USA Securities, Inc. ("AEGON Securities"), an affiliate of PFL, is the principal underwriter and distributor of the Contracts. AEGON Securities places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, loan repayments, and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York City time), on that same date.


         The net asset value of the shares of each Portfolio for the purpose of pricing orders for the purchase and redemption of shares is determined as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. Net asset value per share is computed by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities of the Portfolio (including accrued expenses and dividends payable), by the number of outstanding shares of the Portfolio. The assets of the TCW Money Market Portfolio are valued at amortized cost and the assets of the other Portfolios are valued on the basis of their market values or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees including the employment of an independent pricing service, as described in the Statement of Additional Information.

         Shares of the Portfolios may be redeemed on any day on which the Fund is open for business.

                                            PERFORMANCE INFORMATION

         From time to time, the Fund may advertise the "average annual or cumulative total return" of the TCW Managed Asset Allocation, Value Equity,
Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock, Opportunity Value and Enhanced Index Portfolios or the "yield" and "effective yield" of the TCW Money Market and Dreyfus U.S. Government Securities Portfolios and may compare the performance of the Portfolios with that of other mutual funds with similar investment objectives as listed in rankings prepared by Lipper Analytical Services, Inc., or similar independent services monitoring mutual fund performance, and with appropriate securities or other relevant indices. The "average annual total return" of a Portfolio refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Portfolio at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges other than charges and deductions which are, or may be, imposed under the Contracts. Figures will be given for the recent one, five and ten year periods and for the life of the Portfolio if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in a Portfolio for a specified period (again reflecting changes in Portfolio share prices and assuming reinvestment of Portfolio distributions). The TCW Money Market Portfolio's "yield" refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Dreyfus U.S. Government Securities Portfolio may advertise its 30-day yield. Such yield refers to the income that is generated over a stated 30-day (or one month) period (which period will be stated in the advertisement), divided by the net asset value per share on the last day of the period. The income is annualized by assuming that the income during the 30-day period remains the same each month over one year and compounded semi-annually. The methods used to calculate "average annual and cumulative total return" and "yield" are described further in the Statement of Additional Information.

         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

         OpCap is the investment adviser of the Managed Portfolio of the Accumulation Trust (formerly known as the Quest for Value Accumulation Trust) (the "Accumulation Trust"), a registered open-end investment company whose shares are sold to certain variable accounts of life insurance companies. The Managed Portfolio of the Accumulation Trust is substantially similar to the Opportunity Value Portfolio in that it has the same investment objective as the Opportunity Value Portfolio and is managed using the same investment strategies and techniques as contemplated for the Opportunity Value Portfolio.


         The Opportunity Value Portfolio commenced operations in November, 1996 and, consequently, does not have a significant operating history. See "Financial Highlights." Set forth below is certain performance information regarding the Managed Portfolio of the Accumulation Trust which has been obtained from OpCap, and is set forth in the current prospectus and statement of additional information of the Accumulation Trust. Investors should not rely on the following financial information as an indication of the future performance of the Opportunity Value Portfolio.


                Average Annual Total Return of Comparable Portfolio*(1)

                                                                For the Period
                        For the Year      For the Five Years    from Inception
                        Ended December    Ended December        to December 31,
                        31, 1996          31, 1996              1996(2)

Managed Portfolio
of Accumulation

Trust                   22.77%             19.13%                 20.09%



* On September 16, 1994, an investment company called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Accumulation Trust, at which time the Accumulation Trust commenced operations. The total net assets for the Managed Portfolio immediately after the transaction was $682,601,380 with respect to the Old Trust and $51,345,102 with respect to the Accumulation Trust. For the period prior to September 16, 1994, the performance figures above for the Managed Portfolio reflect the performance of the corresponding Portfolio of the Old Trust.

(1) Reflects waiver of all or a portion of the advisory fees and reimbursements of other expenses. Without such waivers and reimbursements, the average annual total return during the periods would have been lower.

(2)      The Portfolio commenced operations on August 1, 1988.

         Morgan is the investment manager of certain Private Accounts. At December 31, 1996 and as of the date of this Prospectus, the Enhanced Index Portfolio had not commenced operations. However, these Private Accounts are substantially similar to the Enhanced Index Portfolio in that they have the same investment objectives as the Enhanced Index Portfolio and are managed using the same investment strategies and techniques as contemplated for the Enhanced Index Portfolio.

         Investors should not rely on the following financial information as an indication of the future performance of the Enhanced Index Portfolio. The performance of the Enhanced Index Portfolio may vary from the Private Account composite information because the Portfolio will be actively managed and its investments will vary from time to time and will not be identical to the past portfolio investments of the Private Accounts. Moreover, the Private Accounts are not registered under the 1940 Act and therefore are not subject to certain investment restrictions that are imposed by the 1940 Act, which, if imposed, could have adversely affected the Private Accounts' performances. In addition, the Private Accounts are not subject to the provisions of the Internal Revenue Code with respect to "regulated investment companies," which provisions, if imposed, could have adversely affected the Private Accounts' performances.

         The chart below shows hypothetical performance information derived from historical composite performance of the Private Accounts included in the Structured Stock Selection Composite. The hypothetical performance figures represent the actual performance results of the composite of comparable Private Accounts, adjusted to reflect the deduction of the fees and expenses anticipated to be paid by the Enhanced Index Portfolio. The actual Private Account composite performance figures are time-weighted rates of return which include all income and accrued income and realized and unrealized gains or losses, but do not reflect the deduction of investment advisory fees actually charged to the Private Accounts.

Hypothetical Average Annual Total Return Information Derived from Private Account Composite



                   For the          For the Five      For the Period
                   Year Ended       Years Ended       From Inception
                   December 31,     December 31,      (November 1, 1989)
                   1996             1996              to December 31, 1996

Structured
Stock
Selection
Composite          22.21%           15.45%            14.61%

                                              ------------------



         The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholder accounts. The above tables do not reflect charges and deductions which are, or may be, imposed under the Contracts. For a description of such charges and deductions, see the prospectus accompanying this Prospectus which describes the Contracts.



                    ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund was established in November 1988 as a business trust under Massachusetts law. The Fund has authorized an unlimited number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series. Shares of the Fund are presently divided into ten series of shares, one for each of the Fund's ten Portfolios. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and in liquidation are entitled to receive the net assets of their respective Portfolios, but not the net assets of the other Portfolios.

         Fund shares are entitled to vote at any meeting of shareholders. The Fund does not generally hold annual meetings of shareholders and will do so only when required by law. Matters submitted to a shareholder vote must be approved by each portfolio of the Fund separately except (i) when required by the 1940 Act, shares will be voted together as a single class and (ii) when the Trustees have determined that the matter does not affect all portfolios, then only shareholders of the affected portfolio will be entitled to vote on the matter.

         Owners of the Contracts have certain voting interests in respect of shares of the Portfolios. See "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for a description of the rights granted Contract owners to instruct voting of shares.

                                            ADDITIONAL INFORMATION

Transfer Agent and Custodian


         All cash and securities of the Fund are held by Boston Safe Deposit and Trust Company as custodian. FDISG, located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent for the Fund.


Independent Auditors

         Ernst  &  Young  LLP,   located  at  200  Clarendon   Street,   Boston,
Massachusetts, 02116, serves as the Fund's independent auditors.



         Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

                                              TABLE OF CONTENTS

                                      Page



The Fund                                    2        ENDEAVOR SERIES TRUST
Financial Highlights                        4
Investment Objectives and Policies         34      2101 East Coast Highway,
   TCW Money Market Portfolio              34              Suite 300
   TCW Managed Asset Allocation                Corona del Mar, California 92625
     Portfolio                             38         (800) 854-8393
   T. Rowe Price International Stock
     Portfolio                             40               Manager
   Value Equity Portfolio                  44
   Dreyfus Small Cap Value Portfolio       46    Endeavor Investment Advisers
   Dreyfus U.S. Government Securities               2101 East Coast Highway
     Portfolio                             48              Suite 300
   T. Rowe Price Equity Income                 Corona del Mar, California 92625
     Portfolio                             55
   T. Rowe Price Growth Stock                         Investment Advisers
     Portfolio                             57
   Opportunity Value Portfolio             58     TCW Funds Management, Inc.
   Enhanced Index Portfolio                60       865 S. Figueroa Street
   Investment Strategies                   63   Los Angeles, California  90071
Management of the Fund                     72
   The Manager                             72           OpCap Advisors
   The Advisers                            73     One World Financial Center
Dividends, Distributions and Taxes         81      New York, New York  10281
Sale and Redemption of Shares              82
Performance Information                    83       The Dreyfus Corporation
Organization and Capitalization                         200 Park Avenue
   of the Fund                             87      New York, New York 10166
Additional Information                     87
Transfer Agent and Custodian               87   T. Rowe Price Associates, Inc.
Independent Auditors                       87        100 East Pratt Street

                                                  Baltimore, Maryland  21202
                            --------------
                                              Rowe Price-Fleming International,
   No person has been authorized to give any              Inc.
information or to make any representation not        100 East Pratt Street
contained in this Prospectus and, if given or     Baltimore, Maryland  21202
made, such information or representation must
not be relied upon as having been authorized.       J.P. Morgan Investment
This Prospectus does not constitute an                  Management Inc.
offering of any securities other than the              522 Fifth Avenue
registered securities to which it relates or       New York, New York  10036
an offer to any person in any state or
jurisdiction of the United States or any                   Custodian
country where such offer would be unlawful.
                                                 Boston Safe Deposit and Trust
                                                            Company
                                                       One Boston Place
                                                 Boston, Massachusetts  02108

                                      STATEMENT OF ADDITIONAL INFORMATION

                                             ENDEAVOR SERIES TRUST


        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the TCW Money Market Portfolio (formerly, the Money Market Portfolio), the TCW Managed Asset Allocation Portfolio (formerly, the Managed Asset Allocation Portfolio), the T. Rowe Price International Stock Portfolio (formerly, the Global Growth Portfolio), the Value Equity Portfolio (formerly, the Quest for Value Equity Portfolio), the Dreyfus Small Cap Value Portfolio (formerly, the Value Small Cap Portfolio and prior to that the Quest for Value Small Cap Portfolio), the Dreyfus U.S. Government Securities Portfolio (formerly, the U.S. Government Securities Portfolio), the
T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio, the Opportunity Value Portfolio and the Enhanced Index Portfolio of Endeavor Series Trust (the "Fund"), dated May 1, 1997, which may be obtained by writing the Fund at 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625 or by telephoning (800) 854- 8393. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

                                               TABLE OF CONTENTS

                                                                     Page

Investment Objectives and Policies................                   3
        Options and Futures Strategies...............                3
        Foreign Currency Transactions................                9
        Repurchase Agreements........................                13
        Forward Commitments..........................                14
        Securities Loans.............................                14
        Lower Rated Bonds ...........................                14
        Interest Rate Transactions...................                16
        Dollar Roll Transactions.....................                17
        Portfolio Turnover...........................                18
Investment Restrictions...........................                   19
        Other Policies...............................                22
Performance Information...........................                   23
        Total Return.................................                24
        Yield........................................                26
        Non-Standardized Performance.................                27
Portfolio Transactions............................                   27
Management of the Fund............................                   32
        Trustees and Officers........................                32
        The Manager..................................                38
        The Advisers.................................                40
Redemption of Shares..............................                   44
Net Asset Value...................................                   44
Taxes.............................................                   47
        Federal Income Taxes.........................                47
Organization and Capitalization of the Fund.......                   48
Legal Matters.....................................                   51
Custodian.........................................                   51
Financial Statements..............................                   51
Appendix..........................................                   A-1
                                            ----------------------

        No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

        The date of this Statement of Additional Information is May 1, 1997.

                                      INVESTMENT OBJECTIVES AND POLICIES

     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus of the Fund. The Fund is managed by Endeavor Investment Advisers. The Manager has selected TCW Funds Management, Inc. as investment adviser for the TCW Money Market Portfolio and the TCW Managed Asset Allocation Portfolio, Rowe Price-Fleming
International,  Inc. as investment  adviser for the T. Rowe Price  International
Stock Portfolio, OpCap Advisors (formerly, Quest for Value Advisors) as investment adviser for the Value Equity Portfolio and Opportunity Value Portfolio, The Dreyfus Corporation as investment adviser for the Dreyfus U.S. Government Securities Portfolio and Dreyfus Small Cap Value Portfolio, T. Rowe Price Associates, Inc. as investment adviser for the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio and J.P. Morgan Investment Management Inc. as investment adviser for the Enhanced Index Portfolio.

Options and Futures Strategies (All Portfolios except TCW Money Market
Portfolio)

        A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its Adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. A Portfolio may utilize options or futures contracts and related options for other than hedging purposes to the extent that the aggregate initial margins and premiums do not exceed 5% of the Portfolio's net asset value. The Adviser to the TCW Managed Asset Allocation Portfolio does not presently intend to utilize options or futures contracts and related options but may do so in the future. The Advisers to the Dreyfus Small Cap Value Portfolio and the Opportunity Value Portfolio do not currently intend to write covered put and call options or engage in transactions in futures contracts and related options, but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.

        The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

        Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its Adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

        A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

        A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

        A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

        Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

        A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

        No Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets.

        Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

        Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the National Over-The-Counter Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

        A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

        If a Portfolio's Adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

        Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on U.S. Treasury bills, notes and bonds and Government National Mortgage Association ("GNMA") certificates either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

        A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

        The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

        A Portfolio may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

        A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are traded in London at the London International Financial Futures Exchange, in Paris, at the MATIF, and in Tokyo at the Tokyo Stock Exchange.

        Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

        In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirement per contract is approximately 2% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

        Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio unless the transaction meets certain "bona fide hedging" criteria.

        Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its Adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its Adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The Advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

        The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's Adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.

Foreign Currency Transactions (Dreyfus U.S. Government
Securities, T. Rowe Price Equity Income, T. Rowe Price Growth
Stock, T. Rowe Price International Stock, Opportunity Value and Enhanced Index Portfolios)

     Foreign Currency Exchange Transactions. The Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock, Opportunity Value and Enhanced Index Portfolios may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Adviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

        A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

        If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

        For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

        A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

        The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

        It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

        Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

        Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

        Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations.

        Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

        At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

        Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.

        Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

        The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

        There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

        Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Repurchase Agreements (All Portfolios)

        Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 10% (15% with respect to each of the T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock, Dreyfus Small Cap Value, Opportunity Value and Enhanced Index Portfolios) of its net assets in repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Fund's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its Adviser to be creditworthy under guidelines adopted by the Trustees of the Fund. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.

Forward Commitments (All Portfolios)

        Each of the Portfolios may enter into forward commitments to purchase securities. An amount of cash or short-term U.S. government securities equal to the Portfolio's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Portfolio's obligation. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its Adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.

Securities Loans (All Portfolios)

        Each of the Portfolios may pay reasonable finders', administrative and custodial fees in connection with loans of its portfolio securities. Although voting rights or the right to consent accompanying loaned securities pass to the borrower, a Portfolio retains the right to call the loan at any time on reasonable notice, and will do so in order that the securities may be voted by the Portfolio with respect to matters materially affecting the investment. A Portfolio may also call a loan in order to sell the securities involved. Loans of portfolio securities will only be made to borrowers considered by a Portfolio's Adviser to be creditworthy under guidelines adopted by the Trustees of the Fund.

Lower Rated Bonds (Value Equity, Dreyfus U.S. Government
Securities, Opportunity Value and T. Rowe Price Equity Income
Portfolios)

        The Value Equity Portfolio and Opportunity Value Portfolio may invest up to 5% of their assets, the T. Rowe Price Equity Income Portfolio may invest up to 10% of its assets, and the Dreyfus U.S. Government Securities Portfolio may invest up to 25% of its assets in bonds rated below Baa3 by Moody's Investors Service Inc. ("Moody's") or BBB by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") (commonly known as "junk bonds"). Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities and are considered speculative by those rating agencies. It is each Portfolio Adviser's policy not to rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. When economic conditions appear to be deteriorating, junk bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, in the past many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on (i) the high yield bond market, (ii) the value of high yield securities and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for junk bonds, especially during periods of deteriorating economic conditions, may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Portfolio may find it difficult to value its junk bonds accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Fund's Board of Trustees. Prices for junk bonds also may be affected by legislative and regulatory developments. For example, recent federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, could depress the prices of outstanding junk bonds.

Interest Rate Transactions (Dreyfus U.S. Government Securities
Portfolio)

        Among the strategic transactions into which the Dreyfus U.S. Government Securities Portfolio may enter are interest rate swaps and the purchase or sale of related caps and floors. The Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

        The Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the Adviser to the Portfolio and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. The Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from a nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the Adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

        With respect to swaps, the Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.

Dollar Roll Transactions (Dreyfus U.S. Government Securities
Portfolio)

        The Dreyfus U.S. Government Securities Portfolio may enter into "dollar roll" transactions, which consist of the sale by the Portfolio to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Portfolio agrees to buy a security on a future date.

        The Portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet its purchase obligations under the transactions. The Portfolio will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

        Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Portfolio. For example, while the Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

        The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, the Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to the Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Portfolio Turnover

        While it is impossible to predict portfolio turnover rates, the Advisers to the Portfolios other than the Dreyfus U.S. Government Securities Portfolio, Dreyfus Small Cap Value Portfolio and the TCW Money Market Portfolio anticipate that portfolio turnover will generally not exceed 100% per year. The Adviser to the Dreyfus U.S. Government Securities Portfolio anticipates that portfolio turnover may exceed 200% per year, exclusive of dollar roll transactions. The Adviser to the Dreyfus Small Cap Value Portfolio anticipates that the Portfolio's portfolio turnover rate will generally not exceed 175%. With respect to the TCW Money Market Portfolio, although the Portfolio intends normally to hold its investments to maturity, the short maturities of these investments are expected by the Portfolio's Adviser to result in a relatively high rate of portfolio turnover. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

        For the fiscal year ended December 31, 1996, the portfolio turnover rate for the Dreyfus Small Cap Value Portfolio was 171% as compared with a turnover rate of 75%% for the fiscal year ended December 31, 1995. The increase in portfolio turnover rate was in connection with the change of the Portfolio's investment adviser in September, 1996.

        For the fiscal year ended December 31, 1996, the portfolio turnover rate for the Dreyfus U.S. Government Securities Portfolio was 222% as compared with a turnover rate of 161% for the period ended December 31, 1995. The increase in portfolio turnover rate was due to an increased number of market-related investment opportunities for the Portfolio.

                                            INVESTMENT RESTRICTIONS

        Except for restriction numbers 2, 3, 4, 11 and 12 with respect to the T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Opportunity Value and Enhanced Index Portfolios and restriction number 11 with respect to the T. Rowe Price International Stock and Dreyfus Small Cap Value Portfolios (which restrictions are not fundamental policies), the following investment restrictions (numbers 1 through 12) are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio, and apply to each of the Portfolios except as otherwise indicated. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

        A Portfolio may not:

  1. Borrow money or issue senior securities (as defined in the 1940 Act), provided that a Portfolio may borrow amounts not exceeding 5% of the value of its total assets (not including the amount borrowed) for temporary purposes, except that the Dreyfus U.S. Government Securities Portfolio may borrow from banks or through reverse repurchase agreements or dollar roll transactions in an amount equal to up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure those borrowings; except that the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio and T. Rowe Price International Stock Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with each Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of each Portfolios's total assets (including the amount borrowed) less liabilities (other than borrowings) and may pledge up to 33 1/3% of the value of its total assets to secure those borrowings; except that the Opportunity Value Portfolio may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes in amounts up to 10% of its total assets; and except that the Enhanced Index Portfolio may borrow money from banks for temporary or emergency purposes or through reverse repurchase agreements in amounts up to 10% of its total assets.

  2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings permitted by restriction 1 above. Collateral arrangements with respect to margin for futures contracts and options are not deemed to be pledges or other encumbrances for purposes of this restriction.

  3. Purchase securities on margin, except a Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions and may make margin deposits in connection with transactions in options, futures contracts and options on such contracts.

  4. Make short sales of securities or maintain a short position for the account of the Portfolio, unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible or exchangeable for securities of the same issue as, and in equal amounts to, the securities sold short.

   5. Underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

  6. Purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate.

  7. Purchase or sell commodities or commodity contracts, except that all Portfolios other than the TCW Money Market Portfolio may purchase or sell financial futures contracts and related options. For purposes of this restriction, currency contracts or hybrid investments shall not be considered commodities.

  8. Make loans,  except by purchase of debt  obligations in which the Portfolio
may  invest  consistently  with  its  investment  policies,   by  entering  into
repurchase agreements or through the lending of its portfolio securities.

  9. Invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities or to repurchase agreements secured by such obligations and that up to 25% of the Portfolio's total assets (taken at current value) may be invested without regard to this limitation.

  10. Invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities, and repurchase agreements secured by such obligations, and in the case of the TCW Money Market Portfolio obligations of domestic branches of United States banks.


  11. Invest more than 10% (15% with respect to the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio, the T. Rowe Price International Stock Portfolio, the Dreyfus Small Cap Value Portfolio, the Opportunity Value Portfolio and the Enhanced Index Portfolio) of its net assets (taken at current value at the time of each purchase) in illiquid securities including repurchase agreements maturing in more than seven days.


  12. Purchase securities of any issuer for the purpose of exercising control or management.

        All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Other Policies

        The TCW Money Market Portfolio may not invest in the securities of any one issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities or to repurchase agreements secured by such obligations and that with respect to 25% of the Portfolio's total assets more than 5% may be invested in securities of any one issuer for three business days after the purchase thereof if the securities have been assigned the highest quality rating by NRSROs, or if not rated, have been determined to be of comparable quality. These limitations apply to time deposits, including certificates of deposit, bankers' acceptances, letters of credit and similar instruments; they do not apply to demand deposit accounts. For a description of the NRSROs' ratings, see the Appendix.

        In addition, the TCW Money Market Portfolio may not purchase any security that matures more than thirteen months (397 days) from the date of purchase or which has an implied maturity of more than thirteen months (397 days) except as provided in (1) below. For the purposes of satisfying this requirement, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made, except that:

  1. An instrument that is issued or guaranteed by the U.S. government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 25 months (762 days) may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

  2. A variable rate instrument, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months (397 days) or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

  3. A variable rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

  4. A floating rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

  5. A repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

  6. A portfolio lending agreement may be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

        Each of the Value Equity and Dreyfus Small Cap Value Portfolios may not invest more than 5% of the value of its total assets in warrants not listed on either the New York or American Stock Exchange. Each of the Opportunity Value and Enhanced Index Portfolios will not invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Portfolio would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Portfolio would be invested in warrants whether or not so listed. However, the acquisition of warrants attached to other securities is not subject to this restriction. Each of the T. Rowe Price Equity Income, T. Rowe Price Growth Stock and T. Rowe Price

International Stock Portfolios will not invest in warrants if, as a result thereof, the Portfolio will have more than 5% of the value of its total assets invested in warrants; provided that this restriction does not apply to warrants acquired as a result of the purchase of another security.

                                            PERFORMANCE INFORMATION


        Total return and yield will be computed as described below.



Total Return

        Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                                 P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof)

        The table below shows the average annual total return for the TCW Managed Asset Allocation, Value Equity, Dreyfus Small
Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price
Equity Income, T. Rowe Price Growth Stock and Opportunity
Value Portfolios for the specific periods.

        With respect to the T. Rowe Price International Stock Portfolio which commenced operation April 8, 1991, effective January 1, 1995, the Portfolio's Adviser was changed to Rowe Price-Fleming International, Inc. ("Price-Fleming"). Prior to March 24, 1995, the Portfolio was known as the Global Growth Portfolio. Subsequent to such time, the Portfolio's investment objective was changed from investments in small capitalization companies on a global basis to investments in a broad range of established companies on an international basis (i.e., non-U.S. companies). Because of the change of the Portfolio's Adviser, performance information for the period from inception to December 31, 1995 is not presented. Such information is not reflective of Price-Fleming's ability to manage the Portfolio. Information with respect to the Portfolio's per share income and capital changes from inception through December 31, 1996 is set forth in the Prospectus. Average annual total return information for the period from inception to December 31, 1994 is available upon written request to the Fund.

                                                                For Period
                          For the One        For the Five       From Incep-
                          Year Period        Year Period        tion (1) to
                          Ended December     Ended December     December 31,
                          31, 1996           31, 1996           1996

TCW Managed Asset
   Allocation(2)......    17.82%/17.82%*     12.66%/12.39%*    12.72%/12.41%*
T. Rowe Price
   International
   Stock..............    15.23%/15.23%*         N/A           12.77%/12.77%*

Value Equity(3).......    23.84%/23.84%*         N/A           17.46%/17.29%*

Dreyfus Small
   Cap Value(4).......    25.63%/25.63%*         N/A           13.19%/13.07%*
T. Rowe Price
   Equity Income(5)...    19.88%/19.88%*         N/A           25.19%/25.19%*
T. Rowe Price Growth
  Stock(5)............    20.77%/20.77%*         N/A           28.85%/28.85%*
Dreyfus U.S.
   Government
   Securities(6)......    1.81%/1.81%*           N/A           6.23%/6.08%*
Opportunity Value(7)..       N/A                 N/A            .60%/.20%*

------------------------


* The figure shows what the Portfolio's performance would have been in the absence of fee waivers and/or reimbursement of other expenses, if any.


(1) With respect to T. Rowe Price International Stock Portfolio, period commenced on January 1, 1995.

(2)      The Portfolio commenced operations on April 8, 1991.

(3)      The Portfolio commenced operations on May 27, 1993.

(4)      The Portfolio commenced operations on May 4, 1993.

(5)      The Portfolio commenced operations on January 3, 1995.

(6)      The Portfolio commenced operations on May 13, 1994.

(7)      The Portfolio commenced operations on November  18,
         1996.




         The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders accounts. The above table does not reflect charges and deductions which are, or may be, imposed under the Contracts.

         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.


Yield

         From time to time, the Fund may quote the TCW Money Market Portfolio's and the Dreyfus U.S. Government Securities Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

         The annualized current yield for the TCW Money Market Portfolio is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the TCW Money Market Portfolio may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

         The Dreyfus U.S. Government Securities Portfolio's 30-day yield will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                        YIELD = 2[(a-b+1)6-1]
                                                   cd

Where:            a =      dividends and interest earned during the period
                  b =      expenses accrued for the period (net of
                           reimbursement)

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = the net asset value per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios'
investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance

         In addition to the performance information described above, the Fund may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                                            PORTFOLIO TRANSACTIONS

         Subject to the supervision and control of the Manager and the Trustees of the Fund, each Portfolio's Adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's Adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their Advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. Each Portfolio's Adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio by supplementing the Adviser's research. In seeking the most favorable price and execution available, an Adviser may, if permitted by law, consider sales of the Contracts as described in the Prospectus a factor in the selection of broker-dealers.

         The Board of Trustees of the Fund has authorized the Manager and the Advisers to enter into arrangements with brokers who execute brokerage transactions for the Portfolios whereby a portion of the commissions earned by such brokers will be shared with a broker-dealer affiliate of the Manager. The affiliated broker will act as an "introducing broker" in the transaction. Subject to the requirements of applicable law including seeking best price and execution of orders, commissions paid to executing brokers will not exceed ordinary and customary brokerage commissions.

         The Board of Trustees has determined that the Fund's brokerage commissions should be utilized for the Fund's benefit to the extent possible. After reviewing various alternatives, the Board concluded that commissions received by the broker-dealer affiliate of the Manager can be used to promote the distribution of the Fund's shares including payments to broker-dealers who sell the Contracts, the costs of training and educating such broker-dealers with respect to the Contracts and other bona-fide distribution costs payable to unaffiliated persons. Other than incidental costs related to establishing the broker-dealer affiliate as an "introducing broker", no portion of the commissions received by the broker-dealer affiliate of the Manager will be retained for its or any affiliate's benefit. On a quarterly basis, the Manager will report to the Board of Trustees the aggregate commissions received by its broker-dealer affiliate and the distribution expenses paid from such commissions. The Board of Trustees will periodically review the extent to which the foregoing arrangement reduces distribution expenses currently being incurred by the Manager or its affiliates on behalf of the Fund. The Board of Trustees may determine from time to time other appropriate uses for the Fund from the commissions it pays to executing brokers.

         The Manager will not implement this program until any required exemptive or no-action relief is obtained from the Securities and Exchange Commission.

         An Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's Adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

     The Adviser to the Value Equity and Opportunity Value Portfolios may execute brokerage transactions through Oppenheimer & Co. Inc. ("Opco"), an affiliated broker-dealer of the Adviser, acting as agent in accordance with procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to Opco acting as principal for its own account.

         The Adviser to the T. Rowe Price International Stock, T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios may execute portfolio transactions through certain affiliates of Robert Fleming Holdings Limited and Jardine Fleming Group Limited, persons indirectly related to the Adviser, acting as agent in accordance with procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account.

         The Adviser to the Enhanced Index Portfolio may execute portfolio transactions through certain of its affiliated brokers, acting as agent in accordance with the procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to such affiliate acting as principal for its own account.

         For the year ended December 31, 1994, the TCW Money Market Portfolio did not pay any brokerage commissions, while the TCW Managed Asset Allocation Portfolio and T. Rowe Price International Stock Portfolio paid $175,548 and $554,048, respectively, in brokerage commissions. For the year ended December 31, 1994, the Value Equity Portfolio and Dreyfus Small Cap Value Portfolio paid $58,472 and $100,262, respectively, in brokerage commissions, of which $32,796 (78.29%) with respect to the Value Equity Portfolio and $58,028 (72.78%) with respect to the Dreyfus Small Cap Value Portfolio was paid to Opco. For the fiscal period ended December 31, 1994, the Dreyfus U.S. Government Securities Portfolio paid no brokerage commissions. For the year ended December 31, 1995, the TCW Money Market Portfolio and the Dreyfus U.S. Government Securities Portfolio did not pay any brokerage commissions, while the TCW Managed Asset Allocation Portfolio paid $187,103 in brokerage commissions. For the year ended December 31, 1995, the T. Rowe Price International Stock Portfolio, the Value Equity Portfolio and the Dreyfus Small Cap Value Portfolio paid $395,753, $57,800, and $101,885, respectively, in brokerage commissions of which $33,338 (8.42%), $15,101 (3.82%) and $673 (.17%) with respect to the T. Rowe Price
International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, Ord Minnett and OpCo, respectively, $29,271 (50.64%) with respect to the Value Equity Portfolio and $36,216 (35.55%) with respect to the Dreyfus Small Cap Value Portfolio was paid to OpCo. For the fiscal period ended December 31, 1995, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $18,059 and $39,447, respectively in brokerage commissions of which $10 (0.06%) with respect to the
T. Rowe Price Equity Income Portfolio was paid to OpCo and $536 (1.36%), $507 (1.29%) and $23 (0.06%)
with respect to the T. Rowe Price Growth Stock Portfolio was paid to Boston Safe Deposit and Trust Company, Jardine Fleming Group Limited and OpCo, respectively. For the year ended December 31, 1996, the Dreyfus U.S. Government Securities Portfolio did not pay any brokerage commissions, while the TCW Money Market Portfolio and the TCW Managed Asset Allocation Portfolio paid $2,724 and $93,009 in brokerage commissions, respectively. For the year ended December 31, 1996, the T. Rowe Price International Stock Portfolio, the Value Equity Portfolio and the Dreyfus Small Cap Value Portfolio paid $136,536, $90,589, and $398,554, respectively, in brokerage commissions of which $4,462 (3.27%), $2,908 (2.13%) and $906 (.66%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, Ord Minnett and OpCo, respectively, $35,624 (39.32%) with respect to the Value Equity Portfolio and $34,511 (8.66%) with respect to the Dreyfus Small Cap Value Portfolio was paid to OpCo. For the fiscal year ended December 31, 1996, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $55,261 and $69,409, respectively in brokerage commissions of which $120 (.22%) with respect to the T. Rowe Price Equity Income Portfolio was paid to OpCo and $3,037 (4.38%) and $63 (.09%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Flemings Holdings Limited and OpCo, respectively. For the fiscal period ended December 31, 1996, the Opportunity Value Portfolio paid $291 in brokerage commissions.




                                            MANAGEMENT OF THE FUND

Trustees and Officers

  The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.

                                                   Principal
                                 Position(s)       Occupation(s)
                                 Held with         During Past
Name, Age and Address            Registrant        5 Years

James R. McInnis (49)            President         President of Endeavor
                                                   Group (broker-dealer)
                                                   since June, 1991;
                                                   President of McGuinness &
                                                   Associates (insurance
                                                   marketing) from March,
                                                   1983 to June, 1991.

                                                   Principal
                                 Position(s)       Occupation(s)
                                 Held with         During Past
Name, Age and Address            Registrant        5 Years
---------------------
*Vincent J. McGuinness (62)

                                 Trustee           Chairman, Chief Executive
                                                   Officer and Director of
                                                   McGuinness & Associates,
                                                   Endeavor Group, VJM
                                                   Corporation (oil and gas),
                                                   until July, 1996
                                                   McGuinness Group
                                                   (insurance marketing) and
                                                   until January, 1994 Swift
                                                   Energy Marketing Company
                                                   and since September, 1988
                                                   Endeavor Management Co.;
                                                   President of VJM
                                                   Corporation, Endeavor
                                                   Management Co. and, since
                                                   February, 1996, McGuinness
                                                   & Associates.


Timothy A. Devine (62)           Trustee           Prior to September, 1993,
1424 Dolphin Terrace                               President and Chief
Corona del Mar, California                         Executive Officer, Devine
92625                                              Properties, Inc.  Since
                                                   September, 1993, Vice
                                                   President, Plant Control,
                                                   Inc. (landscape
                                                   contracting and
                                                   maintenance).

                                                   Principal
                                 Position(s)       Occupation(s)
                                 Held with         During Past
Name, Age and Address            Registrant        5 Years

                                 Trustee           President, Thomas J.
Thomas J. Hawekotte (62)                           Hawekotte, P.C. (law
1200 Lake Shore Drive                              practice).
Chicago, Illinois 60610

Steven L. Klosterman (45)        Trustee           Since July, 1995,
462 Stevens Avenue                                 President of Klosterman
Suite 206                                          Capital Corporation
Solana Beach, California                           (investment adviser);
92075                                              Investment Counselor,
                                                   Robert J. Metcalf &
                                                   Associates, Inc.
                                                   (investment adviser) from
                                                   August, 1990 to June,
                                                   1995.

*Halbert D. Lindquist (51)       Trustee           President, Lindquist
1650 E. Fort Lowell Road                           Enterprises, Inc.
Tucson, Arizona 85719-2324                         (financial services) and
                                                   since December, 1987
                                                   Tucson Asset Management,
                                                   Inc. (financial services),
                                                   and since November, 1987,
                                                   Presidio Government
                                                   Securities, Incorporated
                                                   (broker-dealer).


R. Daniel Olmstead, Jr. (66)     Trustee           Rancher until January, 1997.
2661 Point Del Mar                                 Since January, 1997, real
Corona Del Mar, California                         estate consultant.
92625


Norman Ridley (51)               Vice              Since 1985, Senior Vice
865 S. Figueroa Street           President         President, TCW Asset
Suite 1800                                         Management Company and
Los Angeles, California                            Trust Company of the West.
90017

                                                   Principal
                                 Position(s)       Occupation(s)
                                 Held with         During Past
Name, Age and Address            Registrant        5 Years

                                 Vice              Since November, 1987,
Ronald E. Robison (58)           President         Managing Director and
865 S. Figueroa Street                             Chief Operating Officer,
Suite 1800                                         TCW Funds Management Inc.;
Los Angeles, California                            since March, 1990,
90017                                              Managing Director, Trust
                                                   Company of the West and
                                                   TCW Asset Management
                                                   Company.

James M. Goldberg (51)           Vice              Since June, 1984, Managing
865 S. Figueroa Street           President         Director, TCW Asset
Suite 1800                                         Management Company and
Los Angeles, California                            Trust Company of the West
90017                                              and since January, 1987
                                                   Managing Director, TCW
                                                   Funds Management, Inc.

Eileen Rominger (42)             Vice              Since May, 1994, Managing
One World Financial Center       President         Director, Oppenheimer
New York, New York 10281                           Capital, prior thereto

                                                   Senior Vice President,
                                                   Oppenheimer Capital;
                                                   Portfolio Manager,
                                                   Oppenheimer Quest Value Fund,
                                                   Inc., OCC Accumulation Trust,
                                                   Enterprise Accumulation Trust
                                                   and Penn Series Fund,
                                                   open-end investment
                                                   companies.

                                                   Principal
                                 Position(s)       Occupation(s)
                                 Held with         During Past
Name, Age and Address            Registrant        5 Years


**Vincent J. McGuinness, Jr.     Chief             Since September, 1996,
(32)                             Financial         Chief Financial Officer
                                 Officer           and since May, 1996,
                                 (Treasurer)       Director of Endeavor

                                                   Management Co.; since August,
                                                   1996, Chief Financial officer
                                                   of VJM Corporation; since
                                                   May, 1996, Executive Vice
                                                   President and Director of
                                                   Sales, Western Division of
                                                   Endeavor  Group; Chief
                                                   Financial Officer of
                                                   McGuinness & Associates;
                                                   since March, 1996, Director
                                                   of McGuinness Group. From
                                                   July, 1993 to August, 1995
                                                   Rocky  Mountain  Regional
                                                   Marketing  Director for
                                                   Endeavor Group. MBA graduate
                                                   student  from  September,
                                                   1991 to May, 1993.

                                                   Principal
                                 Position(s)       Occupation(s)
                                 Held with         During Past
Name, Age and Address            Registrant        5 Years


Pamela A. Shelton (48)           Secretary         Since October, 1993,
                                                   Executive Secretary to
                                                   Chairman of the Board and
                                                   Chief Executive Officer
                                                   of, and since April, 1996,
                                                   Secretary of McGuinness &
                                                   Associates, Endeavor
                                                   Group, VJM Corporation,
                                                   McGuinness Group (until
                                                   July, 1996) and Endeavor
                                                   Management Co.; from July,
                                                   1992 to October, 1993,
                                                   Administrative Secretary,
                                                   Mayor and City Council,
                                                   City of Laguna Niguel,
                                                   California; and from
                                                   November, 1986 to July,
                                                   1992, Executive Secretary
                                                   to Chairman of the Board
                                                   and Chief Executive
                                                   Officer of, and from
                                                   October, 1990 to July,
                                                   1992, Secretary of
                                                   McGuinness & Associates,
                                                   Endeavor Group, VJM
                                                   Corporation, McGuinness
                                                   Group, Endeavor Management
                                                   Co. and Swift Energy
                                                   Marketing Company.



* An "interested person" of the Fund as defined in the 1940
Act.
** Vincent J. McGuinness, Jr. is the son of Vincent J.
McGuinness.

         No remuneration will be paid by the Fund to any Trustee or officer of the Fund who is affiliated with the Manager or the Advisers. Each Trustee who is not an affiliated person of the Fund will be reimbursed for out-of-pocket expenses and receives an annual fee of $2,500 and $500 for attendance at each regularly scheduled Trustees' meeting. Set forth below for each of the Trustees of the Fund is the aggregate compensation paid to such Trustees for the fiscal year ended December 31, 1996.

                                              COMPENSATION TABLE

                                                          Total
                                                          Compensation
                                                          From Fund
                              Aggregate                   and Fund
Name of                       Compensation                Complex
Person                        From Fund                   Paid to Trustees


Vincent J. McGuinness         $   -                       $   -
Timothy A. Devine               4,500                       4,500
Thomas J. Hawekotte             4,500                       4,500
Steven L. Klosterman            4,500                       4,500
Halbert D. Lindquist            3,500                       3,500

R. Daniel Olmstead              4,500                       4,500


         The Agreement and Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         As of the date of this Statement of Additional Information, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

The Manager


         The Management Agreement between the Fund and the Manager with respect to the TCW Money Market, TCW Managed Asset Allocation and T. Rowe Price International Stock Portfolios was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" [as defined in the 1940 Act] of the Manager) on July 20, 1992, and by the shareholders of the Fund on November 23, 1992. With respect to the Value Equity and Dreyfus Small Cap Value Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on April 19, 1993 and by PFL Life Insurance Company, the sole shareholder of the Value Equity and Dreyfus Small Cap Value Portfolios, on April 19, 1993. With respect to the Dreyfus U.S. Government Securities Portfolio, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on January 24, 1994 and by PFL Life Insurance Company, the sole shareholder of the Dreyfus U.S. Government Securities Portfolio, on March 7, 1994. With respect to the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on October 24, 1994 and by PFL Life Insurance Company, the sole shareholder of the T. Rowe Price Equity Income and
T. Rowe Price Growth Stock Portfolios, on November 1, 1994. With respect to the Opportunity Value and Enhanced Index Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on August 13, 1996 and by PFL Life Insurance Company, the sole shareholder of the Opportunity Value and Enhanced Index Portfolios, on August 26, 1996. See "Organization and Capitalization of the Fund." The Management Agreement will continue in force for two years from its date, November 23, 1992 with respect to the TCW Money Market, TCW Managed Asset Allocation and T. Rowe Price International Stock Portfolios, April 19, 1993 with respect to the Value Equity and Dreyfus Small Cap Value Portfolios, March 25, 1994 with respect to the Dreyfus U.S. Government Securities Portfolio, December 28, 1994 with respect to the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios, August 26, 1996 with respect to the Opportunity Value and Enhanced Index Portfolios and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Fund, or upon such shorter notice as may be mutually agreed upon. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of "Endeavor" may be withdrawn.


The Advisers

     The Investment Advisory Agreements between the Manager and TCW Funds Management, Inc. were approved by the Trustees of the Fund (including all the Trustees who are not "interested persons" of the Manager or of the Adviser) on July 20, 1992, and by the shareholders of the Fund on November 23, 1992. The Investment Advisory Agreements between the Manager and OpCap Advisors (formerly known as Quest for Value Advisors) were initially approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on April 19, 1993 with respect to the Value Equity Portfolio and August 13, 1996 with respect to the Opportunity Value Portfolio and by PFL Life Insurance Company as sole shareholder of the Value Equity and Opportunity Value Portfolios on April 19, 1993 and August 26, 1996, respectively. As described in the Prospectus, a transaction is pending whereby the ownership of OpCap Advisors is being transferred which, under the 1940 Act, will result in the automatic termination of the Investment Advisory Agreement between the Manager and OpCap Advisors. On April 8, 1997 the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or the Adviser) approved new Investment Advisory Agreements between the Manager and OpCap Advisors. Approval of the new Investment Advisory Agreements will be submitted to the shareholders of the Value Equity and Opportunity Value Portfolios for approval.


         The Investment Advisory Agreement between the Manager and The Boston Company Asset Management, Inc. was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on January 24, 1994 and by PFL Life Insurance Company as sole shareholder of the Dreyfus U.S. Government Securities Portfolio on March 7, 1994. The Investment Advisory Agreement was transferred to The Dreyfus Corporation effective May 1, 1996. The Investment Advisory Agreements between the Manager and T. Rowe Price Associates, Inc. were approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on October 24, 1994 and by PFL Life Insurance Company as sole shareholder of the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios on November 1, 1994. The Investment Advisory Agreement between the Manager and J.P. Morgan Investment Management Inc. was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on August 13, 1996 and by PFL Life Insurance Company as sole shareholder of the Enhanced Index Portfolio on August 26, 1996. Effective January 1, 1995, Price-Fleming became the Adviser of the T. Rowe Price International Stock Portfolio. The Investment Advisory Agreement with Price-Fleming for the T. Rowe Price International Stock Portfolio was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on December 19, 1994 and by shareholders of the Portfolio on March 24, 1995. Effective September 16, 1996, The Dreyfus Corporation became the Adviser of the Dreyfus Small Cap Value Portfolio. The Investment Advisory Agreement with The Dreyfus Corporation was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on August 13, 1996 and by the shareholders of the Portfolio on October 29, 1996. See "Organization and Capitalization of the Fund."


         Each agreement will continue in force for two years from its date, November 23, 1992 with respect to the TCW Money Market and TCW Managed Asset Allocation Portfolios, April 19, 1993 with respect to the Value Equity Portfolio, March 25, 1994 with respect to the Dreyfus U.S. Government Securities Portfolio, December 28, 1994 with respect to the T. Rowe Price Equity Income and
T. Rowe Price Growth Stock Portfolios, January 1, 1995 with respect to the T. Rowe Price International Stock Portfolio, September 16, 1996 with respect to the Dreyfus Small Cap Value Portfolio, November 4, 1996 with respect to the Opportunity Value Portfolio and April 30, 1997 with respect to the Enhanced Index Portfolio, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' (90 days' with respect to the Enhanced Index Portfolio) prior written notice to the Adviser or by the Adviser on not less than 150 days' prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.


         The following table shows the fees paid by each of the Portfolios and any fee waivers or reimbursements during the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996.

                                          1996
                         Investment               Investment
                         Management               Management      Other
                         Fee                      Fee             Expenses
                         Paid                     Waived
Reimbursed
TCW Money Market
  Portfolio.......       $   165,212              $ --             --
TCW Managed Asset
  Allocation

  Portfolio.......        1,639,338                 --             --


T. Rowe Price
  International
  Stock Portfolio.         1,015,179               --              --
Value Equity
  Portfolio.......           768,579               --              --
Dreyfus Small
  Cap Value
  Portfolio.......           535,895               --              --
Dreyfus U.S.
  Government
  Securities
  Portfolio.......           122,058               --              --
T. Rowe Price
  Equity Income
  Portfolio.......           369,356               --              --
T. Rowe Price
  Growth Stock
  Portfolio.......           313,356               --              --
Opportunity Value
  Portfolio*......               197               --             2,802


                                           1995**
                         Investment              Investment
                         Management              Management       Other
                         Fee                     Fee              Expenses
                         Paid                    Waived           Reimbursed
TCW Money Market
  Portfolio.......       $  117,465              $  ---           ---
TCW Managed Asset
  Allocation
  Portfolio.......        1,388,652              ---              ---
T. Rowe Price
  International
  Stock Portfolio.          759,830              ---              ---
Value Equity
  Portfolio.......          395,205              ---              ---
Dreyfus Small Cap
  Value Portfolio.          339,672              ---              ---
Dreyfus U.S.
  Government
  Securities

  Portfolio.......           42,531              ---              ---
T. Rowe Price
  Equity Income
  Portfolio.......           70,664              ---              ---
T. Rowe Price
  Growth Stock
  Portfolio.......           75,681              ---              ---



                                           1994
                         Investment
                         Management              Investment       Other
                         Fee                     Management       Expenses
                         Paid                    Fee Waived       Reimbursed
TCW Money Market
  Portfolio........      $  111,100              $---             $  ---

TCW Managed Asset
  Allocation
  Portfolio.......       1,151,688               ---              ---

T. Rowe Price
  International
  Stock Portfolio.         696,732               ---              ---

Value Equity
  Portfolio.......         191,316               ---              ---

Dreyfus Small
  Cap Value
  Portfolio.......         214,198               ---              ---

Dreyfus U.S.
  Government
  Securities
  Portfolio***....           8,087               8,087            4,955
---------------

* The information presented with respect to the Opportunity Value Portfolio is for the period from November 18, 1996 (commencement of operations) to December 31, 1996.

**        The  information  presented for the T. Rowe Price Equity Income and T.
          Rowe Price Growth Stock Portfolios is for the period from January 3, 1995 (commencement of operations) to December 31, 1995.


***      The information presented with respect to the Dreyfus

         U.S. Government Securities Portfolio is for the period from May 13, 1994 (commencement of operations) to

         December 31, 1994.
                                          ---------------------------

         Each Investment Advisory Agreement provides that the Adviser shall not be subject to any liability to the Fund or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

                                             REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                                NET ASSET VALUE

         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., New York City time), Monday through Friday, exclusive of national business holidays. The Fund will be closed on the following national business holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Notwithstanding   the  foregoing,   short-term   debt  securities  with
maturities of 60 days or less will be valued at amortized cost.

         The TCW Money Market Portfolio's investment policies and method of securities valuation are intended to permit the Portfolio generally to maintain a constant net asset value of $1.00 per share by computing the net asset value per share to the nearest $.01 per share. The Portfolio is permitted to use the amortized cost method of valuation for its portfolio securities pursuant to regulations of the Securities and Exchange Commission. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. The net asset value per share would be subject to fluctuation upon any significant changes in the value of the Portfolio's securities. The value of debt securities, such as those in the Portfolio, usually reflects yields generally available on securities of similar yield, quality and duration. When such yields decline, the value of a portfolio holding such securities can be expected to decline. Although the Portfolio seeks to maintain the net asset value per share of the Portfolio at $1.00, there can be no assurance that net asset value will not vary.

         The Trustees of the Fund have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one half of one percent, the Trustees are required to promptly consider what action, if any, should be initiated.

         With respect to the Portfolios other than the TCW Money Market Portfolio, foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

                                                     TAXES

Federal Income Taxes

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities;
(2) derive less than 30% of its gross income in each taxable year from the sale or other disposition of stocks or securities held less than three months (the Portfolio's transactions in future transactions, straddles and options may be restricted in order to comply with this requirement); and (3) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year,
(a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

         The Fund intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Fund and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts and the general account of PFL Life Insurance Company which provided the initial capital for the Portfolios of the Fund. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Fund. These requirements, which are in addition to the diversification requirements applicable to the Fund under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

         The Fund may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Fund, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

                                  ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund is a Massachusetts business trust organized on November 18, 1988. A copy of the Fund's Agreement and Declaration of Trust, as amended, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

         The Trustees of the Fund have authority to issue an unlimited number of shares of beneficial interest without par value of one or more series. Currently, the Trustees have established and designated ten series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Fund, which is separately managed and has its own investment objective and policies. The Trustees of the Fund have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Fund. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Fund's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Fund not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Fund to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Fund may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund, and holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Fund forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

         PFL will vote shares of the Fund as described under the caption "Voting Rights" in the prospectus or other material for the Contracts which accompanies the Prospectus.


         As of March 31, 1997, the PFL Endeavor Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: 75% of the TCW Money Market Portfolio; 95% of the TCW Managed Asset Allocation Portfolio; 89% of the T. Rowe Price International Stock Portfolio; 85% of the Value Equity Portfolio; 88% of the Dreyfus Small Cap Value Portfolio; 83% of the Dreyfus U.S. Government Securities Portfolio; 83% of the
T. Rowe Price Equity Income Portfolio; 81% of the T. Rowe Price Growth Stock Portfolio; and 77% of the Opportunity Value Portfolio. As of March 31, 1997, the PFL Endeavor Platinum Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: 23% of the TCW Money Market Portfolio; 4% of the TCW Managed Asset Allocation Portfolio; 8% of the T. Rowe Price International Stock Portfolio; 12% of the Value Equity Portfolio; 9% of the Dreyfus Small Cap Value Portfolio; 14% of the Dreyfus U.S. Government Securities Portfolio; 14% of the T. Rowe Price Equity Income
Portfolio; 10% of the T. Rowe Price Growth Stock Portfolio; and 14% of the Opportunity Value Portfolio. As of March 31, 1997, the AUSA Endeavor Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: 2% of the TCW Money Market Portfolio; 1% of the TCW Managed Asset Allocation Portfolio; 3% of the T. Rowe Price International Stock Portfolio; 2% of the Value Equity Portfolio; 2% of the Dreyfus Small Cap Value Portfolio; 3% of the Dreyfus U.S. Government Securities Portfolio; 3% of the T. Rowe Price Equity Income Portfolio; 3% of the T. Rowe Price Growth Stock Portfolio; and 9% of the Opportunity Value Portfolio.


         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts and obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholders held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

                                                 LEGAL MATTERS

         Certain legal matters are passed on for the Fund by Sullivan & Worcester LLP of Washington, D.C.


                                                   CUSTODIAN

         Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108, serves as the custodian of the Fund. Under the Custody Agreement, Boston Safe holds the Portfolios' securities and keeps all necessary records and documents.

                                             FINANCIAL STATEMENTS


         The financial statements of the TCW Money Market Portfolio, TCW Managed Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and Opportunity Value Portfolio for the fiscal year ended December 31, 1996, including notes to the financial statements and supplementary information and the Independent Auditors' Report are included in the Fund's Annual Report to Shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Independent Auditors' Report) included in the Annual Report are incorporated herein by reference. Interim financial statements (unaudited) for the Opportunity Value Portfolio for the period January 1, 1997 through March 31, 1997 accompany this Statement of Additional Information.

                                                   APPENDIX

                                              SECURITIES RATINGS

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds rated "Aaa" by Moody's are judged to be of the best quality and to carry the smallest degree of investment risk. Bonds rated "Aa" are judged to be of high quality by all standards. Bonds rated "A" possess many favorable investment attributes and are to be considered as higher medium grade obligations. Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured and have speculative characteristics as well. Bonds are rated "Ba", "B", "Caa", "Ca", "C" when protection of interest and principal payments is questionable. A "Ba" rating indicates some speculative elements while "Ca" represents a high degree of speculation and "C" represents the lowest rated class of bonds. "Caa", "Ca" and "C" bonds may be in default. Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from "Aa" to "B" in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks at the lower end of its generic rating category.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

IBCA Limited/IBCA Inc. Commercial Paper Ratings. Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc., are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Fitch Investors Service LLP. Commercial Paper Ratings. Fitch Investors Service LLP employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

Portfolio of Investments
Endeavor Series Trust
Opportunity Value Portfolio
March 31, 1997 (Unaudited)


                                                                   Value
   Shares                                                         (Note 1)
   ------                                                          ------
COMMON STOCK - 58.5%
                Banking - 10.1%
       2,500    Bank of Boston Corporation....................    $167,500
       1,700    Citicorp .....................................     184,025
         600    Wells Fargo & Company ........................     170,475
                                                                ------------
                                                                   522,000
                                                                ------------

                Insurance - 4.9%
       2,400    ACE, Ltd. ....................................     153,600
       2,300    EXEL Ltd. Ord.................................      97,175
                                                                ------------
                                                                   250,775
                                                                ------------

                Restaurants - 4.6%
       5,000    McDonald's Corporation .......................     236,250
                                                                ------------


                Energy - 4.5%
       4,000    Tenneco Inc ..................................     156,000
       2,000    Triton Energy Corporation+....................      77,500
                                                                ------------
                                                                   233,500
                                                                ------------

                Manufacturing and Engineering - 4.4%
       2,800    Caterpillar, Inc .............................     224,700
                                                                ------------


                Diversified Chemicals - 4.0%
       1,600    duPont (E.I.) de Nemours & Company ...........     169,600
         300    Hercules, Inc. ...............................      12,675
         600    Monsanto Company .............................      22,950
                                                                ------------
                                                                   205,225
                                                                ------------

                Financial Services - 3.5%
       4,600    Federal Home Loan Mortgage Corporation .......     125,350
       1,600    Federal National Mortgage Association ........      57,800
                                                                ------------
                                                                   183,150
                                                                ------------

                Paper and Paper Products - 3.5%
       4,000    Champion International Corporation ...........     182,000
                                                                ------------


                Aerospace and Defense - 3.5%
       1,400    Lockheed Martin Corporation...................     117,600
       1,000    McDonnell Douglas Corporation ................      61,000
                                                                ------------
                                                                   178,600
                                                                ------------

                See Notes to Financial Statements.

Endeavor Series Trust
Opportunity Value Portfolio
March 31, 1997 (Unaudited)


                                                                    Value
  Shares                                                           (Note 1)
  ------                                                            ------
COMMON STOCK - (Continued)
              Electronics - 3.0%
     2,800    National Semiconductor Corporation+..............      $77,000
     1,500    Varian Associates, Inc...........................       80,250
                                                                  -----------
                                                                     157,250
                                                                  -----------

              Telecommunications - 3.0%
    13,000    Tele-Communications, Inc., Class A+ .............      156,000
                                                                  -----------


              Waste Disposal - 2.9%
     2,000    Browning-Ferris Industries, Inc....................     57,750
     3,000    WMX Technologies, Inc............................       91,875
                                                                  -----------
                                                                     149,625
                                                                  -----------

              Toys, Games and Hobbies - 2.8%
     6,000    Mattel, Inc .....................................      144,000
                                                                  -----------


              Food and Beverages - 2.3%
     3,000    Heinz (H.J.) Company.............................      118,500
                                                                  -----------


              Transportation - 0.8%
       700    Union Pacific Corporation........................       39,725
                                                                  -----------


              Metals and Mining - 0.4%
       700    Freeport McMoRan Copper & Gold, Inc., Class B ...       21,263
                                                                  -----------


              Drugs and Medical Products - 0.3%
       400    Becton, Dickinson & Company .....................       18,000
                                                                  -----------



              Total Common Stock
                 (Cost $3,149,798).............................    3,020,563
                                                                  -----------



              See Notes to Financial Statements.

Endeavor Series Trust
Opportunity Value Portfolio
March 31, 1997 (Unaudited)


  Principal                                                                      Value
    Amount                                                                      (Note 1)
    ------                                                                       ------
AGENCY SECURITIES - 20.5%
                 Federal Farm Credit Bank (FFCB) - 12.9%
                 FFCB, Discount Notes:
     $120,000       5.200%# due 04/07/1997................................       $119,896
      550,000       5.340%# due 04/30/1997................................        547,634
                                                                               -----------
                                                                                  667,530
                                                                               -----------

                 Federal Home Loan Bank (FHLB) - 7.6%
      395,000    FHLB, Discount Note,
                    5.370%# due 04/17/1997................................        394,057
                                                                               -----------

                 Total Agency Securities
                    (Cost $1,061,587).....................................      1,061,587
                                                                               -----------

COMMERCIAL PAPER - 24.2%  (Cost $1,249,389)
     1,255,000   Ford Motor Credit Corporation,
                     5.550%# due 04/30/1997...............................      1,249,389
                                                                               -----------


TOTAL INVESTMENTS (Cost $5,460,774*)...........................     103.2 %     5,331,539
OTHER ASSETS AND LIABILITIES (Net).............................      (3.2)       (164,070)
                                                                 ----------    -----------
NET ASSETS.....................................................     100.0 %    $5,167,469
                                                                 ==========    ===========

* Aggregate cost for federal tax purposes.
+ Non-income producing security.
# Rate represents annualized yield at date of purchase.

Abbreviation:
Ord. - Ordinary

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
Endeavor Series Trust
Opportunity Value Portfolio
March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

     ASSETS:
     Investments, at value (Cost $5,460,774) (Note 1)
        See accompanying schedule................................................              $    5,331,539
     Cash........................................................................                       8,515
     Receivable for Portfolio shares sold........................................                     173,798
     Unamortized organization costs (Note 5).....................................                      24,073
     Dividends receivable........................................................                       2,948
     Receivable from investment manager (Note 2).................................                       2,802
                                                                                               ---------------
     Total Assets................................................................                   5,543,675

     LIABILITIES:
     Payable for investment securities purchased.................................  $    344,092
     Organization costs payable (Note 5).........................................        26,000
     Investment management fee payable (Note 2)..................................         2,972
     Custodian fees payable (Note 2).............................................         1,205
     Transfer agent fees payable ................................................           167
     Accrued Trustees' fees and expenses (Note 2)................................           148
     Accrued expenses and other payables.........................................         1,622
                                                                                   -------------

     Total Liabilities...........................................................                     376,206
                                                                                               ---------------
     NET ASSETS..................................................................              $    5,167,469
                                                                                               ===============


     NET ASSETS consist of:
     Undistributed net investment income..........................................             $       13,737
     Accumulated net realized gain on investments sold............................                      1,956
     Net unrealized depreciation of investments...................................                   (129,235)
     Paid-in capital..............................................................                  5,281,011
                                                                                               ---------------
     Total Net Assets.............................................................             $    5,167,469
                                                                                               ===============



     NET ASSET VALUE,
        offering price and redemption price per share:
        ($5,167,469 / 515,792 shares of beneficial interest outstanding)..........             $        10.02
                                                                                               ===============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
Endeavor Series Trust
Opportunity Value Portfolio
For the Three Months Ended March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

     INVESTMENT INCOME:
     Interest.............................................................................               $       15,822
     Dividends............................................................................                        6,495
                                                                                                          --------------
     Total Investment Income..............................................................                       22,317

     EXPENSES:
     Investment management fee (Note 2)...................................................  $   5,354
     Custodian fees (Note 2)..............................................................      1,721
     Amortization of organization costs (Note 5)..........................................      1,300
     Transfer agent fees..................................................................        202
     Trustees fees and expenses (Note 2)..................................................         50
     Other................................................................................        245
                                                                                            ----------
        Total expenses....................................................................                        8,872
                                                                                                          --------------
     NET INVESTMENT INCOME................................................................                       13,445
                                                                                                          --------------
     REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
       (Notes 1 and 3):
        Net realized gain on investments during the period................................                        1,956
        Net change in unrealized depreciation of investments during the period............                     (129,395)
                                                                                                          --------------
     Net realized and unrealized loss on investments......................................                     (127,439)
                                                                                                          --------------
     NET DECREASE IN NET ASSETS RESULTING FROM
       OPERATIONS.........................................................................               $    (113,994)
                                                                                                          ==============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
Endeavor Series Trust
Opportunity Value Portfolio
--------------------------------------------------------------------------------

                                                                Three months
                                                                                                 Ended
                                                                                                03/31/97
                                                                                              (unaudited)
                                                                                               ---------
    Net investment income...............................................................   $      13,445
    Net realized gain on investments during the period..................................           1,956
    Net unrealized depreciation of investments during the period........................        (129,395)
                                                                                            -------------
    Net decrease in net assets resulting from operations................................        (113,994)
    Net increase in net assets from Portfolio share transactions (Note 4)...............       4,580,338
                                                                                            -------------
    Net increase in net assets..........................................................       4,466,344

    NET ASSETS:
    Beginning of period.................................................................         701,125
                                                                                            -------------
    End of period (including undistributed net investment income of $13,737)............   $   5,167,469
                                                                                            =============



                      See Notes to Financial Statements.

Financial Highlights
Endeavor Series Trust
Opportunity Value Portfolio
For a Portfolio share outstanding throughout the period


                                                                                      Three Months
                                                                                         Ended
                                                                                        03/31/97
                                                                                     (unaudited)+++
                                                                                     --------------
Operating performance:
Net asset value, beginning of period................................................. $        10.06
                                                                                       --------------
Net investment income................................................................           0.05
Net realized and unrealized loss on investments......................................          (0.09)
                                                                                       --------------
Net decrease in net assets resulting from investment operations......................          (0.04)
                                                                                       --------------
Net asset value, end of period....................................................... $        10.02
                                                                                       ==============
Total return ++......................................................................          (0.04)%
                                                                                       ==============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)................................................. $         5,167
Ratio of net investment income to average net assets.................................           1.97%+
Ratio of operating expenses to average net assets....................................           1.30%+
Portfolio turnover rate..............................................................              4%
Average commission rate (per share of security)(a)................................... $        0.0564

---------------------------------------
+    Annualized.
++   Total return represents aggregate total return for the period indicated.
+++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Portfolio.


                      See Notes to Financial Statements.

ENDEAVOR SERIES TRUST
OPPORTUNITY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

   Endeavor Series Trust (the "Fund") was organized as a Massachusetts business trust on November 19, 1988 under the laws of the Commonwealth of Massachusetts. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. As of the date of these financial statements, the Fund offers nine managed investment portfolios. The information presented in these financial statements pertains only to the Opportunity Value Portfolio (the "Portfolio"). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation:

   Generally, the Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Portfolio securities for which the primary market is on a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. In the case of any securities which are not actively traded, these investments are stated at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

   Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of the Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

Securities Transactions and Investment Income:

   Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

ENDEAVOR SERIES TRUST
OPPORTUNITY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Forward Foreign Currency Contracts:

   The Opportunity Value Portfolio may engage in forward foreign currency exchange contracts. The Portfolio engages in forward foreign currency exchange transactions to protect against changes in future exchange rates. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Foreign Currency:

   The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/ (depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Dividends and Distributions to Shareholders:

   Dividends from net investment income of the Portfolio are declared and paid at least annually. For the Portfolio, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Portfolio, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

ENDEAVOR SERIES TRUST
OPPORTUNITY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


Federal Income Taxes:

   The Fund intends that the Portfolio qualify annually as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2. Investment Management Fee, Administrative Fee, Investment Advisory Fee and Other Related Party Transactions

   The Fund is managed by Endeavor Investment Advisers (the "Investment Manager") pursuant to a management agreement. The Investment Manager is a general partnership of which Endeavor Management Co. is the managing partner. The Investment Manager is responsible for providing investment management and administrative services to the Fund, including selecting the investment adviser (the "Adviser") for the Fund's Portfolio. As compensation for these services, the Portfolio pays the Investment Manager a monthly fee at the annual rate of 0.80% of the Portfolio's average daily net assets.

   From the investment management fees, the Investment Manager pays the expenses of providing investment advisory services to the Portfolio, including the fees of the Adviser of the Portfolio. The Investment Manager also pays the fees and expenses of First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation. FDISG assists the Investment Manager in the performance of its administrative responsibilities to the Portfolio. As compensation for these services, the Investment Manager pays FDISG a fee computed and payable monthly at an annual rate of .10% of the Fund's aggregate daily net assets on the first $600 million, .06% on the next $400 million and
 .01% on assets exceeding $1 billion, with a minimum annual fee for the Portfolio of $40,000 until its assets reach $40 million.

   OpCap Advisors ("OpCap"), a subsidiary of Oppenheimer Capital, serves as the Adviser to the Portfolio pursuant to a separate investment advisory agreement between the Investment Manager and OpCap. As compensation for its services as investment adviser, the Investment Manager pays OpCap a monthly fee at the annual rate of .40% of the average daily net assets of the Portfolio.

   From time to time the Investment Manager may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. The Investment Manager has voluntarily undertaken to waive its fees and has agreed to bear certain expenses so that total expenses of the Portfolio do not exceed 1.30% of the Portfolio's average daily net assets. For the three month period ended March 31, 1997, the Investment Manager did not waive fees or reimburse expenses of the Portfolio.


   Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Fund's custodian. FDISG serves as the Fund's transfer agent.

ENDEAVOR SERIES TRUST
OPPORTUNITY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   For the three month period ended March 31, 1997, the Portfolio incurred total brokerage commissions of $2,900 of which $2,035 was paid to Oppenheimer & Company, Inc., an affiliate broker-dealer of the Adviser.

   No director, officer or employee of the Investment Manager, Endeavor Management Co., the Adviser or FDISG received any compensation from the Portfolio for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of the Investment Manager, Endeavor Management Co., the Adviser, FDISG or any of their affiliates $2,500 per annum plus $500 per regularly scheduled meeting attended and reimburses them for travel and out-of-pocket expenses. Each series of the Fund, including the Portfolio, bears its proportionate share of such fees and expenses.

3. Purchases and Sales of Securities

   Purchases of securities, excluding short-term investments, for the three month period ended March 31, 1997 were $180,713. Purchases and proceeds from sales of securities excluding U.S. government securities and short-term investments, for the three month period ended March 31, 1997 were $2,789,128 and $64,645, respectively.

   At March 31, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,152 and $156,387, respectively.

4. Shares of Beneficial Interest

   The Fund has authorized an unlimited number of shares of beneficial interest without par value. Changes in shares of beneficial interest for the Portfolio were as follows:


                    Three Month
                   Period Ended
                     03/31/97
                   ------------
                Shares      Amount
                -------   ----------
Sold..........  458,614   $4,708,736
Redeemed......  (12,535)    (128,398)
                -------   ----------
Net increase..  446,079   $4,580,338
                =======   ==========

ENDEAVOR SERIES TRUST
OPPORTUNITY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. Organization Costs

   Organization costs are amortized on a straight-line basis over a period of five years from the commencement of operations of the Portfolio. In the event that any of the 10 initial shares of the Portfolio owned by a separate account of PFL Life Insurance Company are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption. The Fund bears the expense of registering and qualifying the shares of the Portfolio for distribution under Federal and state securities regulations.

ENDEAVOR SERIES TRUST
OPPORTUNITY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


--------------------------------------------------------------------------------
        The Financial Statements contained herein are submitted for the general information of the policyholders of The Endeavor Variable Annuity. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

                                             ENDEAVOR SERIES TRUST

                                                    PART C

                                               Other Information

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS

                           (a)      Financial Statements:

                                    Included in Part A:


                                      Audited Financial Highlights for the
                                      TCW Money Market Portfolio, TCW
                                      Managed Asset Allocation Portfolio,
                                      Value Equity Portfolio,  Dreyfus
                                      Small Cap Value Portfolio, Dreyfus
                                      U.S. Government Securities Portfolio,
                                      T. Rowe Price International Stock
                                      Portfolio, T. Rowe Price Equity
                                      Income Portfolio, T. Rowe Price
                                      Growth Stock Portfolio and
                                      Opportunity Value Portfolio for the
                                      period ended December 31, 1996.

                                      Unaudited Financial Highlights for
                                      the Opportunity Value Portfolio for
                                      the three year period ended March 31,
                                      1997.


                                    Included in Part B:


                                            The  following   audited   Financial
                                            Statements  for the TCW Money Market
                                            Portfolio,    TCW   Managed    Asset
                                            Allocation  Portfolio,  Value Equity
                                            Portfolio,  Dreyfus  Small Cap Value
                                            Portfolio,  Dreyfus U.S.  Government
                                            Securities Portfolio,  T. Rowe Price
                                            International Stock Portfolio and T.
                                            Rowe Price Equity Income  Portfolio,
                                            T. Rowe Price Growth Stock Portfolio
                                            and the Opportunity  Value Portfolio
                                            for the period  ended  December  31,
                                            1996 are incorporated by reference:

                                            Portfolio of Investments
                                            Statement of Assets and Liabilities
                                            Statement of Operations
                                            Statement of Changes in Net Assets
                                            Notes to Financial Statements

                                            The  following  unaudited  Financial
                                            Statements  for  Opportunity   Value
                                            Portfolio for the period  January 1,
                                            1997 to March 31, 1997 are included
                                            herein:

                                            Portfolio of  Investments  Statement
                                            of Assets and Liabilities  Statement
                                            of  Operations  Statement of Changes
                                            in Net  Assets  Notes  to  Financial
                                            Statements


                                    Included in Part C:


                                          Consent of  Independent  Auditors is
                                          filed herein.


                           (b)      Exhibits:

                                    All  references  are  to  the   Registrant's
                                    registration statement on Form N-1A as filed with the SEC on March 7, 1989, File Nos. 33-27352 and 811-5780 (the "Registration Statement").

                Exhibit No.               Description of Exhibits

                (1)(a)                    Agreement and Declaration of
                                          Trust is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14 to the
                                          Registration Statement as filed
                                          with the SEC on April 29, 1996
                                          ("Post-Effective Amendment No. 14").

                (1)(b)                    Amendment No. 1 to Agreement
                                          and Declaration of Trust is
                                          incorporated by reference to
                                          Post-Effective Amendment No. 14.

                (1)(c)                    Amendment No. 2 to Agreement
                                          and Declaration of Trust is
                                          incorporated by reference to
                                          Post-Effective Amendment No. 14.

                (1)(d)                    Amendment No. 3 to Agreement
                                          and Declaration of Trust is
                                          incorporated by reference to
                                          Post-Effective Amendment No. 14.

                (1)(e) Amendment No. 4 to Agreement and Declaration of Trust is incorporated by reference to
                                          Post-Effective Amendment No. 14

                (1)(f)                    Amendment No. 5 to Agreement
                                          and Declaration of Trust is
                                          incorporated by reference to
                                          Post-Effective Amendment No. 14.

                (1)(g)                    Amendment No. 6 to Agreement
                                          and Declaration of Trust is
                                          incorporated by reference to
                                          Post-Effective Amendment No. 14.


                (1)(h) Amendment No. 7 to Agreement and Declaration of Trust is incorporated by reference to
                                          Post-Effective Amendment No.
                                          16 to the Registration
                                          Statement as filed with the SEC
                                          on February 14, 1997 ("Post-
                                          Effective Amendment No. 16").


                (2)                       Amended and Restated By-Laws
                                          are incorporated by reference
                                          to Post-Effective Amendment No. 14.

                (3)                       Not Applicable.

                (4)(a) Specimen certificate for shares of beneficial interest of the
                                          Domestic Money Market Portfolio
                                          (now known as TCW Money Market
                                          Portfolio) is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14.

                (4)(b)                    Deleted

                (4)(c)                    Specimen  certificate for
                                          shares   of    beneficial
                                          interest of the  Domestic
                                          Managed Asset  Allocation
                                          Portfolio  (now  known as
                                          TCW     Managed     Asset
                                          Allocation  Portfolio) is
                                          incorporated by reference
                                          to Post-Effective Amendment No. 14.

                (4)(d)                    Deleted

                (4)(e) Specimen certificate for shares of beneficial interest of the
                                          Global Growth Portfolio (now
                                          known as T. Rowe Price
                                          International Stock Portfolio)
                                          is incorporated by reference to
                                          Post-Effective Amendment No. 14.

                (4)(f)                    Specimen  certificate for
                                          shares   of    beneficial
                                          interest of the Quest for
                                          Value  Equity   Portfolio
                                          (now   known   as   Value
                                          Equity    Portfolio)   is
                                          incorporated by reference
                                          to Post-Effective Amendment No. 14.


                (4)(g)                    Specimen  certificate for
                                          shares   of    beneficial
                                          interest of the Quest for
                                          Value Small Cap Portfolio
                                          (now   known  as  Dreyfus
                                          Small Cap Value Portfolio)
                                          is incorporated by reference
                                          to Post-Effective Amendment No. 14.


                (4)(h) Specimen certificate for shares of beneficial interest of the
                                          U.S. Government Securities
                                          Portfolio (now known as Dreyfus
                                          U.S. Government Securities
                                          Portfolio) is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14.

                (4)(i) Specimen certificate for shares of beneficial interest of the
                                          T. Rowe Price Equity Income
                                          Portfolio is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14.

                (4)(j) Specimen certificate for shares of beneficial interest of the
                                          T. Rowe Price Growth Stock
                                          Portfolio is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14.

                (4)(k) Specimen certificate for shares of beneficial interest of the
                                          Opportunity Value Portfolio is
                                          incorporated by reference to
                                          Post-Effective Amendment No. 15
                                          as filed with the SEC on August
                                          21, 1996 ("Post-Effective
                                          Amendment No. 15").


                (4)(l)                    Specimen  certificate for
                                          shares   of    beneficial
                                          interest of the  Enhanced
                                          Index     Portfolio    is
                                          incorporated by reference
                                          to         Post-Effective
                                          Amendment No.
                                          15.

                (5)(a)                    Management Agreement dated
                                          November 23, 1992 between
                                          Registrant and Endeavor
                                          Investment Advisers is
                                          incorporated by reference to
                                          Post-Effective Amendment No.
                                          14.

                (5)(a)(1)                 Supplement   dated  April
                                          29,  1993  to  Management
                                          Agreement between Registrant
                                          and  Endeavor Investment Advisers
                                          with respect to  Quest   for
                                          Value  Equity   Portfolio
                                          and Quest for Value Small
                                          Cap Portfolio is incorporated
                                          by reference to Post-Effective
                                          Amendment No. 14.

                (5)(a)(2)                 Supplement   dated  March
                                          25,  1994  to  Management
                                          Agreement between Registrant
                                          and  Endeavor Investment Advisers
                                          with respect to U.S. Government
                                          Securities Portfolio is incorporated
                                          by reference to Post-Effective
                                          Amendment  No. 14.

                (5)(a)(3) Supplement dated December 28, 1994 to Management Agreement between Registrant and Endeavor Investment Advisers with respect to the T. Rowe Price
                                          Equity Income Portfolio and T.
                                          Rowe Price Growth Stock
                                          Portfolio is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14.

                (5)(a)(4) Supplement to Management Agreement between Registrant and Endeavor Investment
                                          Advisers with respect to

                                          Opportunity Value Portfolio and
                                          Enhanced Index Portfolio is

                                          incorporated by
                                          reference to Post-Effective
                                          Amendment No. 16.


                (5)(b)                    Investment Advisory Agreement
                                          between TCW Funds Management,
                                          Inc. and Endeavor Investment
                                          Advisers with respect to the
                                          Money Market Portfolio and
                                          Managed Asset Allocation
                                          Portfolio is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14.

                (5)(c)                    Deleted

                (5)(d)                    Deleted

                (5)(e)                    Deleted

                (5)(f)                    Investment       Advisory
                                          Agreement  between  Quest
                                          for  Value  Advisors  and
                                          Endeavor       Investment
                                          Advisers  with respect to
                                          Quest  for  Value  Equity
                                          Portfolio is incorporated
                                          by      reference      to
                                          Post-Effective  Amendment
                                          No. 14.

                (5)(g)                    Investment Advisory Agreement
                                          between The Boston Company
                                          Asset Management, Inc. and
                                          Endeavor Investment Advisers
                                          with respect to the U.S.
                                          Government Securities Portfolio
                                          is incorporated by reference to
                                          Post-Effective Amendment No. 14.

                (5)(g)(1)                 Transfer  and  Assumption
                                          of  Investment   Advisory
                                          Agreement    among    The
                                          Boston    Company   Asset
                                          Management,   Inc.,   The
                                          Dreyfus      Corporation,
                                          Endeavor       Investment
                                          Advisers  and  Registrant
                                          with   respect   to   the
                                          Dreyfus  U.S.  Government
                                          Securities  Portfolio  is
                                          incorporated by reference
                                          to         Post-Effective
                                          Amendment No.
                                          14.

                (5)(h)                    Investment Advisory Agreement
                                          between T. Rowe Price
                                          Associates, Inc. and Endeavor
                                          Investment Advisers with
                                          respect to the T. Rowe Price
                                          Equity Income Portfolio is
                                          incorporated by reference to
                                          Post-Effective Amendment No.
                                          14.

                (5)(i)                    Investment Advisory Agreement
                                          between T. Rowe Price
                                          Associates, Inc. and Endeavor
                                          Investment Advisers with
                                          respect to the T. Rowe Price
                                          Growth Stock Portfolio is
                                          incorporated by reference to
                                          Post-Effective Amendment No.
                                          14.

                (5)(j)                    Investment Advisory Agreement
                                          between Rowe Price-Fleming,
                                          International, Inc. and
                                          Endeavor Investment Advisers
                                          with respect to the Global
                                          Growth Portfolio is
                                          incorporated by reference to
                                          Post-Effective Amendment No.
                                          14.


                (5)(k) Investment Advisory Agreement between The Dreyfus Corporation and Endeavor Investment
                                          Advisers with respect to the
                                          Dreyfus Small Cap Value
                                          Portfolio is
                                          incorporated by reference to
                                          Post-Effective Amendment No. 16.

                (5)(l)                    Investment Advisory Agreement
                                          between OpCap Advisors and
                                          Endeavor Investment Advisers
                                          with respect to the Opportunity
                                          Value Portfolio is
                                          incorporated by
                                          reference to Post-Effective
                                          Amendment No. 16.


                (5)(m)                    Form of Investment Advisory
                                          Agreement between J.P. Morgan
                                          Investment Management Inc. and
                                          Endeavor Investment Advisers
                                          with respect to the Enhanced
                                          Index Portfolio is incorporated
                                          by reference to Post-Effective
                   Amendment No. 15.

                (6) Participation Agreement between Registrant, Endeavor Management
                                          Co. and PFL Life Insurance
                                          Company is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14.

                (7)                       Not Applicable.

                (8)(a)                    Custody Agreement between
                                          Registrant and Boston Safe
                                          Deposit and Trust Company is
                                          incorporated by reference to
                                          Post-Effective Amendment No.
                                          14.

                (8)(b)                    Supplement   dated  April
                                          19,   1993   to   Custody
                                          Agreement         between
                                          Registrant   and   Boston
                                          Safe  Deposit  and  Trust
                                          Company  with  respect to
                                          the   Quest   for   Value
                                          Equity    Portfolio   and
                                          Quest for Value Small Cap
                                          Portfolio is incorporated
                                          by      reference      to
                                          Post-Effective  Amendment
                                          No.
                                          14.

                (8)(c) Supplement dated December 30, 1994 to Custody Agreement between Registrant and Boston
                                          Safe Deposit and Trust Company
                                          with respect to the T. Rowe
                                          Price Equity Income Portfolio
                                          and T. Rowe Price Growth Stock
                                          Portfolio is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14.

                (8)(d)                    Supplement   dated  March
                                          25,   1994   to   Custody
                                          Agreement         between
                                          Registrant   and   Boston
                                          Safe  Deposit  and  Trust
                                          Company  with  respect to
                                          the    U.S.    Government
                                          Securities  Portfolio  is
                                          incorporated by reference
                                          to         Post-Effective
                                          Amendment No.
                                          14.

                (8)(e) Supplement to Custody Agreement between Registrant and Boston
                                          Safe Deposit and Trust Company
                                          with respect to the Opportunity

                                          Value Portfolio and Enhanced

                                          Index Portfolio is
                                          incorporated by
                                          reference to Post-Effective
                                          Amendment No. 16.


                (9)(a) Transfer Agency and Registrar Agreement between Registrant and The Shareholder Services
                                          Group, Inc. (currently known as
                                          First Data Investor Services
                                          Group, Inc.) is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14.

                (9)(b)                    License Agreement between
                                          Endeavor Management Co. and
                                          Registrant is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14.

                (9)(b)(1) Amendment to License Agreement between Endeavor Management Co. and Registrant is incorporated by reference to Post-Effective Amendment No. 14.

                (9)(c)                    Administration Agreement
                                          between Endeavor Management Co.
                                          and The Boston Company
                                          Advisors, Inc. is incorporated
                                          by reference to Post-Effective
                                          Amendment No. 14.

                (9)(c)(1)                 Supplement   dated  April
                                          19,        1993        to
                                          Administration  Agreement
                                          between          Endeavor
                                          Investment  Advisers  and
                                          The    Boston     Company
                                          Advisors,    Inc.,   with
                                          respect  to the Quest for
                                          Value  Equity   Portfolio
                                          and Quest for Value Small
                                          Cap      Portfolio     is
                                          incorporated by reference
                                          to         Post-Effective
                                          Amendment No. 14.

                (9)(c)(2)                 Consent to Assignment of
                                          Administration Agreement dated
                                          May 4, 1994 between Endeavor
                                          Investment Advisers and The
                                          Boston Company Advisors, Inc.
                                          to The Shareholder Services

                                          Group, Inc. (currently known as
                                          First Data Investor Services
                                          Group, Inc.) is incorporated by

                                          reference to Post-Effective

                                          Amendment No. 14


                (9)(c)(3)                 Supplement dated October 24,
                                          1994 to Administration
                                          Agreement between Endeavor
                                          Investment Advisers and The
                                          Shareholder Services Group,
                                          Inc. (currently known as First
                                          Data Investor Services Group,
                                          Inc.) with respect to the T.
                                          Rowe Price Equity Income
                                          Portfolio and T. Rowe Price
                                          Growth Stock Portfolio is
                                          incorporated by reference to
                                          Post-Effective Amendment No.
                                          14.

                (9)(c)(4) Supplement dated March 25, 1994 to Administration Agreement between Endeavor Investment
                                          Advisers and The Boston Company
                                          Advisors, inc. with respect to
                                          the U.S. Government Securities
                                          Portfolio is incorporated by
                                          reference to Post-Effective
                                          Amendment No. 14.


                (9)(c)(5) Supplement dated July 1, 1996 to Administration Agreement between Endeavor Investment
                                          Advisors and First Data
                                          Investor Services Group, Inc.
                                          is  incorporated
                                          by reference to Post-Effective
                                          Amendment No. 16.


                (10)                      Not Applicable.


                (11)                      Consent of Independent Auditors
                                          is filed herein.


                (12)                      Not Applicable.

                (13)                      Subscription Agreement between
                                          Registrant and PFL Life
                                          Insurance Company is
                                          incorporated by reference to
                                          Post-Effective Amendment No.
                                          14.

                (14)                      Not Applicable.

                (15)                      Not Applicable.

                (16)                      Not Applicable.


                (17)                      Financial Data
                                          Schedule is filed herein.

                (18)                      Not  applicable.

                (19)                      Powers of Attorney are
                                          incorporated by reference to
                                          Post-Effective Amendment No. 16.



Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT

         As of the effective date of this Post-Effective Amendment, PFL Life Insurance Company's separate accounts, PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account, and AUSA Life Insurance Company's separate account, AUSA Endeavor Variable Annuity Account, held all the outstanding shares of the Registrant. PFL Life Insurance Company, a stock life insurance company organized under the laws of the State of Iowa, and AUSA Life Insurance Company, a stock life insurance company organized under the laws of the State of New York, are each wholly-owned indirect subsidiaries of AEGON USA, Inc., an Iowa corporation. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v.
of The Netherlands.

Item 26.          NUMBER OF HOLDERS OF SECURITIES


         Set forth below are the number of record holders, as of March 31, 1997, of the shares of beneficial interest of the Registrant.

                                                   Number of
                                                   Record
                  Title of Class                   Holders

Shares of Beneficial Interest of the
  TCW Money Market Portfolio...........................3

Shares of Beneficial Interest of the
  TCW Managed Asset Allocation
  Portfolio............................................3

Shares of Beneficial Interest of the
  Value Equity Portfolio...............................3

Shares of Beneficial Interest of the
  Value Small Cap Portfolio............................3

Shares of Beneficial Interest of the
  Dreyfus U.S. Government Securities
  Portfolio............................................3

Shares of Beneficial Interest of the
  T. Rowe Price International Stock
  Portfolio............................................3

Shares of Beneficial Interest of the
  T. Rowe Price Equity Income Portfolio................3

Shares of Beneficial Interest of the
  T. Rowe Price Growth Stock Portfolio.................3

Shares of Beneficial Interest of the
  Opportunity Value Portfolio..........................3

Shares of Beneficial Interest of the
  Enhanced Index Portfolio. . . . . . .................1


Item 27.  INDEMNIFICATION

         Reference is made to the following documents:

                  Agreement and Declaration of Trust, as amended, as filed as Exhibits 1(a) - 1(h) hereto;

                  Amended and Restated By-Laws as filed as Exhibit 2 hereto; and

                  Participation Agreement between Registrant, Endeavor Management Co. and PFL Life Insurance Company as filed as Exhibit 6 hereto.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant, its Trustees and officers, Endeavor Investment Advisers (the "Manager"), and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and the Manager within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might me imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 28.  (a)              Business and Other Connections of the
                           Investment Adviser

                  Investment Adviser - Endeavor Investment Advisers

                  The Manager is a registered investment adviser providing investment management and administrative services to the Registrant.

                  The list required by this Item 28 of partners and their officers and directors of the Manager together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule B and D of Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC No.
801-41827).

Item 28.          (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - TCW Funds Management, Inc.

                  TCW  Funds   Management,   Inc.  ("TCW")  is  a  wholly  owned
subsidiary of The TCW Group, Inc. whose direct and indirect subsidiaries, including Trust Company of the West and TCW Asset Management Company, provide a variety of trust investment management and investment advisory services.

                  The list required by this Item 28 of officers and directors of TCW, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by TCW pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-29075).

Item 28           (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - OpCap Advisors

                  OpCap Advisors ("OpCap") (formerly known as Quest for Value Advisors) is a subsidiary of Oppenheimer Capital, a registered investment adviser, which provides a variety of investment management services for clients. OpCap manages registered investment companies other than certain Portfolios of the Registrant.

                  The list required by this Item 28 of the officers and directors of OpCap, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules D and F of Form ADV filed by OpCap pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-27180).

Item 28           (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - The Dreyfus Corporation

                  The Dreyfus Corporation ("Dreyfus") is a wholly owned subsidiary of Mellon Bank, N.A. Dreyfus is a registered investment adviser founded in 1947 providing a variety of investment management services for clients.

                  The list required by this Item 28 of the officers and directors of Dreyfus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Dreyfus pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-8147).

Item 28           (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - T. Rowe Price Associates, Inc.

                T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as investment manager to a variety of individual and institutional investors, including limited and real estate partnerships and other mutual funds.

                  The list required by this Item 28 of officers and directors of
T. Rowe Price together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by T. Rowe Price pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-856).

Item 28           (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - Rowe Price-Fleming
                  International, Inc.

                  Rowe Price-Fleming International, Inc. ("Price- Fleming") is a joint venture between T. Rowe Price and Robert Fleming Holdings Limited ("Flemings"). Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lumpur, South Africa and Taiwan.

                  The list required by this Item 28 of officers and directors of Price-Fleming, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Price-Fleming pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-14714).

Item 28           (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - J.P. Morgan Investment
                  Management Inc.

                    J.P. Morgan Investment Management Inc. ("Morgan") manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.

                  The list required by this Item 28 of officers and directors of Morgan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Morgan pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-21011).

Item 29           Principal Underwriter

                  (a)      Inapplicable

                  (b)      Inapplicable

Item 30           Location of Accounts and Records


                  The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625 as well as at the offices of its investment advisers and administrator: TCW Funds Management, Inc., 865 S. Figueroa Street, Los Angeles, California 90071; OpCap Advisors, c/o Oppenheimer Capital, One World Financial Center, New York, New York 10281; The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Rowe Price-Fleming International, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036 and First Data Investor Services Group, Inc. ("FDISG") (formerly, The Shareholder Services Group, Inc.), a subsidiary of First Data Corporation, located at 53 State Street, One Exchange Place, Boston, Massachusetts 02109. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's transfer agent and dividend disbursing agent, FDISG and the Registrant's custodian, Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108.


Item 31           Management Services

                  None

Item 32           Undertakings

                  (a)      Inapplicable


                  (b)  The  Registrant   undertakes  to  file  a  post-effective
amendment, using financial ts for its Enhanced Index Portfolio, which financial statements need not be certified, within four to six months from the commencement of operations of the Portfolio.


                  (c) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, ENDEAVOR SERIES TRUST, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Corona del Mar, State of California on the 13th day of 29th day of April, 1997.


                              ENDEAVOR SERIES TRUST
                                                              Registrant


                            By: /s/James R. McInnis*
                                James R. McInnis
                                    President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                               Title                      Date


/s/James R. McInnis*                   President                April 29, 1997
James R. McInnis                       (Principal executive

                                       officer)



/s/Vincent J. McGuinness, Jr.*         Chief Financial Officer  April 29, 1997
Vincent J. McGuinness, Jr.             (Treasurer) (principal

                                       financial and accounting
                                       officer)



/s/Vincent J. McGuinness*              Trustee                  April 29, 1997
Vincent J. McGuinness


/s/Timothy A. Devine*                  Trustee                  April 29, 1997
Timothy A. Devine


/s/Thomas J. Hawekotte*                Trustee                  April 29, 1997
Thomas J. Hawekotte

/s/Steven L. Klosterman*               Trustee                  April 29, 1997
Steven L. Klosterman


/s/Halbert D. Lindquist*               Trustee                  April 29, 1997
Halbert D. Lindquist


/s/R. Daniel Olmstead*                 Trustee                  April 29, 1997
R. Daniel Olmstead






* By: /s/Robert N. Hickey
         Robert N. Hickey
         Attorney-in-fact